UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5867
Oppenheimer Multi-State Municipal Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1. Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	19.4%
Tobacco—Master Settlement Agreement	17.7
Airlines	7.3
Sales Tax Revenue	6.4
Marine/Aviation Facilities	6.1
Electric Utilities	5.3
Adult Living Facilities	5.1
Highways/Commuter Facilities	4.4
Higher Education	4.4
General Obligation	3.4
Portfolio holdings are subject to change. Percentages are as of January 31, 2011, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	—%
AA	24.5
A	18.6
BBB	36.3
BB and Lower	12.1
Unrated	8.5

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer New Jersey Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$927.80	$5.21
Class B	1,000.00	925.00	9.26
Class C	1,000.00	925.20	8.92
Class Y	1,000.00	935.30	1.83

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.81	5.46
Class B	1,000.00	1,015.63	9.70
Class C	1,000.00	1,015.98	9.34
Class Y	1,000.00	1,019.76	5.51

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios, based on the 6-month period ended January 31, 2011 for Classes A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.07%
Class B	1.90
Class C	1.83
Class Y	1.08
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—122.1%
New Jersey—85.5%
$390,000	Atlantic County, NJ Utilities Authority Solid Waste[1]	7.125%	03/01/2016	$383,023
3,620,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	2,958,879
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,515,144
425,000	Bayonne, NJ Redevel. Agency (Royal Caribbean)[1]	4.750	11/01/2016	380,694
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,020
75,000	Bergen County, NJ Utilities Authority[1]	5.500	12/15/2016	75,248
35,000	Berkeley, NJ HFC (Bayville Hsg.)[1]	5.750	08/01/2014	35,091
3,000,000	Burlington County, NJ Bridge Commission Economic Devel. (The Evergreens)[1]	5.625	01/01/2038	2,379,060
140,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	115,217
10,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.750	02/15/2034	9,177
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250	06/01/2017	61,810
220,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2018	228,305
25,000	Essex County, NJ Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	22,892
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	250,060
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,003
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	104,430
525,000	Gloucester County, NJ HDC (Colonial Park)	6.200	09/15/2011	527,069
10,000	Highlands, NJ Board of Education COP[1]	6.375	02/15/2017	10,018
5,000	Jackson, NJ Township Municipal Utilities Authority[1]	5.500	12/01/2015	5,011
95,000	Lodie, NJ Board of Education COP[1]	5.700	09/15/2021	95,120
10,000	Middlesex County, NJ Improvement Authority (Edison Township)	5.650	09/15/2011	10,042
630,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2015	348,466
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2020	235,795
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2032	1,171,880
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.125	01/01/2037	507,639
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	18,999
5,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	5,002
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	50,199
2,250,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	2,477,543
15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$2,045,000	NJ EDA (American Airlines)	7.100%		11/01/2031	$1,783,731
3,060,000	NJ EDA (Applewood Estates)[1]	5.000		10/01/2035	2,319,419
50,000	NJ EDA (Bristol Glen)[1]	5.750		07/01/2029	42,687
955,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2018	846,283
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2028	18,227
25,000	NJ EDA (Consumers New Jersey Water Company)[1]	5.100		09/01/2032	21,070
2,375,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2029	2,161,155
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	11,248,245
9,475,000	NJ EDA (Continental Airlines)[1]	9.000		06/01/2033	9,887,163
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	2,560,693
160,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	163,744
135,000	NJ EDA (Devereux Foundation)[1]	5.450		05/01/2027	128,489
2,999,948	NJ EDA (Empowerment Zone-Cumberland)[2,3]	7.750		08/01/2021	1,196,829
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	5,052,960
185,000	NJ EDA (Hackensack Water Company)[1]	5.800		03/01/2024	185,065
475,000	NJ EDA (Hackensack Water Company)[1]	5.900		03/01/2024	471,048
18,215,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	14,884,569
10,000	NJ EDA (Hillcrest Health Service)	7.250	[4]	01/01/2018	6,205
4,135,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	3,930,814
65,000	NJ EDA (Keswick Pines)[1]	5.600		01/01/2012	64,819
15,000	NJ EDA (Keswick Pines)[1]	5.700		01/01/2018	13,936
145,000	NJ EDA (Keswick Pines)[1]	5.750		01/01/2024	122,474
35,000	NJ EDA (Kullman Associates)[1]	6.125		06/01/2018	31,515
120,000	NJ EDA (Kullman Associates)[1]	6.750		07/01/2019	109,301
160,000	NJ EDA (Leisure Park)[1]	5.875		12/01/2027	135,258
50,000	NJ EDA (Liberty State Park)	5.700		03/15/2016	50,178
810,000	NJ EDA (Lions Gate)[1]	5.750		01/01/2025	720,819
1,345,000	NJ EDA (Lions Gate)[1]	5.875		01/01/2037	1,116,552
30,000	NJ EDA (Manchester Manor)[1]	6.700		08/01/2022	30,039
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	962,230
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,120,404
2,280,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,152,001
1,000,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000		06/01/2025	1,007,890
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	84,520
1,535,000	NJ EDA (Middlesex Water Company)[1]	5.250		02/01/2029	1,362,927
770,000	NJ EDA (Middlesex Water Company)[1]	5.350		02/01/2038	689,358
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,311,025
5,000	NJ EDA (New Jersey American Water Company)[1]	5.250		11/01/2032	4,645
2,800,000	NJ EDA (New Jersey American Water Company)[1]	5.250		07/01/2038	2,488,192
16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$4,755,000	NJ EDA (New Jersey American Water Company)[1]	5.375%		05/01/2032	$4,421,817
4,950,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	4,736,705
4,000,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	3,860,720
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000		12/01/2038	104,140
10,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	10,035
30,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	30,106
400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	354,480
700,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	577,752
3,995,000	NJ EDA (Nui Corp.)[1]	5.250		11/01/2033	3,539,490
260,000	NJ EDA (Nui Corp.)[1]	5.250		11/01/2033	219,469
5,655,000	NJ EDA (Pingry School)[1]	5.000		11/01/2038	4,617,816
1,060,000	NJ EDA (Reformed Church Ministries to the Aging The Particulare Synod Mid-Atlantics)[1]	5.375		12/01/2018	981,454
7,580,000	NJ EDA (School Facilities Construction)[5]	5.125		03/01/2028	7,586,595
8,680,000	NJ EDA (School Facilities Construction)[5]	5.125		03/01/2030	8,549,800
8,750,000	NJ EDA (School Facilities Construction)[1]	5.125		03/01/2030	8,618,750
50,000	NJ EDA (St. Barnabas Medical Center)	2.948	[4]	07/01/2028	29,823
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[4]	07/01/2021	30,584
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[4]	07/01/2020	12,646
3,730,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.700		10/01/2017	3,591,654
2,465,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.750		10/01/2023	2,156,998
10,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.250		11/01/2020	9,411
115,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.375		11/01/2031	97,924
20,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125		07/01/2018	18,770
20,000	NJ EDA (United Water New Jersey)[1]	5.500		07/01/2039	19,439
45,000	NJ EDA (University of Medicine and Dentistry of New Jersey)[1]	6.000		06/01/2021	45,025
2,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2026	2,119,550
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250		11/15/2036	2,779,280
660,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250		07/01/2032	568,016
17,000,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000		07/01/2025	17,177,480
50,000	NJ Educational Facilities Authority (Monmouth University)[1]	5.750		07/01/2017	50,074
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000		07/01/2018	5,491
475,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.150		07/01/2020	424,237
750,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.375		07/01/2025	641,625
17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$565,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.625%	07/01/2035	$469,628
3,600,000	NJ Health Care Facilities Financing Authority (Bayonne Hospital)[1]	6.250	07/01/2012	3,574,512
17,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	15,548,033
50,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500	07/01/2017	50,027
35,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500	07/01/2027	32,361
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	6,068,580
1,750,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)[1]	5.000	01/01/2034	1,565,498
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300	11/01/2026	621,278
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375	11/01/2036	748,650
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000	07/01/2036	808,949
5,485,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.750	07/01/2019	5,492,295
1,250,000	NJ Health Care Facilities Financing Authority (KMH-UMC/KSC Obligated Group)[1]	5.625	07/01/2031	1,164,588
75,000	NJ Health Care Facilities Financing Authority (ONP/MHC Obligated Group)[1]	5.375	07/01/2024	75,012
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200	07/01/2019	43,657
435,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.250	07/01/2028	341,023
1,388,838	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	5.125	07/01/2018	14
5,589,317	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	5.125	07/01/2028	56
129,334	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	6.625	07/01/2036	1
800,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2014	752,832
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2027	7,566,643
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500	07/01/2023	8,612
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500	07/01/2033	52,415
18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621%[4]		07/01/2017	$9,664
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[4]	07/01/2030	8,526,970
45,000	NJ Health Care Facilities Financing Authority (St. Barnabas)[1]	5.000		07/01/2024	40,108
17,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625		07/01/2038	16,776,620
25,000	NJ Health Care Facilities Financing Authority (St. Peter’s Hospital)[1]	5.000		07/01/2013	25,025
500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875		07/01/2020	500,355
7,050,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875		07/01/2030	7,049,295
50,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)[1]	5.200		07/01/2031	38,704
2,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250		07/01/2030	1,647,880
7,900,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2023	7,042,139
5,380,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250		07/01/2030	4,432,797
75,000	NJ Health Care Facilities Financing Authority (Virtua West Jersey Health System/Virtua Health Obligated Group)[1]	5.375		07/01/2029	75,479
30,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.250		06/01/2018	30,081
80,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.300		06/01/2017	80,076
330,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000		06/01/2015	333,006
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[5]	6.125		06/01/2030	30,243,300
475,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.150		06/01/2019	477,579
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000		11/01/2036	517,343
140,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.150		11/01/2030	134,211
45,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.400		11/01/2017	45,031
210,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	6.350		11/01/2029	210,099
10,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	4.550		10/01/2022	9,751,900
19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$4,890,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	4.625%		10/01/2027	$4,546,282
260,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[1]	4.800		10/01/2047	224,580
4,500,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.000		10/01/2037	4,139,730
18,110,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.200		10/01/2025	17,691,111
4,300,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[5]	5.375		04/01/2030	4,231,458
2,225,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.850		11/01/2039	1,788,789
1,910,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.950		11/01/2048	1,521,926
190,000	NJ Hsg. & Mtg. Finance Agency, Series A	5.550		05/01/2027	189,985
100,000	NJ South Jersey Port Corp.[1]	5.250		01/01/2030	89,193
130,000	NJ Sports & Exposition Authority	5.250		03/01/2013	130,450
14,825,000	NJ Tobacco Settlement Financing Corp.[1]	4.500		06/01/2023	12,423,943
48,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.625		06/01/2026	34,128,480
30,035,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	17,941,708
11,585,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	8,438,746
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[4]	06/01/2041	5,363,356
416,450,000	NJ Tobacco Settlement Financing Corp.	6.294	[4]	06/01/2041	11,935,457
10,000	Passaic Valley, NJ Sewage Commissioners[1]	5.500		12/01/2014	10,016
9,235,000	Port Authority NY/NJ, 127th Series[5]	5.250		12/15/2032	9,063,969
10,500,000	Port Authority NY/NJ, 143rd Series[5]	5.000		10/01/2030	9,963,765
245,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	244,976
60,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	59,994
45,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.200		03/01/2025	43,751
20,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.450		02/01/2032	18,061
1,515,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.750		04/01/2031	1,396,936
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	46,247
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	50,005
15,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000		06/01/2016	15,007
1,950,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000		06/01/2023	1,833,078
185,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.350		06/01/2023	180,712
235,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2018	235,092
405,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2019	405,117
120,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2020	120,011

					449,929,728
20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

New York—4.9%
$1,970,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750%		12/01/2022	$1,925,577
6,440,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	6,185,040
2,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2036	1,930,660
12,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000		12/01/2042	11,404,200
950,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2011	946,400
3,605,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,388,412
15,000	Port Authority NY/NJ, 122nd Series[1]	5.500		07/15/2014	15,039

					25,795,328

U.S. Possessions—31.7%
2,645,000	Guam GO1	5.125		11/15/2027	2,356,748
400,000	Guam GO1	6.750		11/15/2029	423,572
600,000	Guam GO1	7.000		11/15/2039	642,732
50,000	Guam Power Authority, Series A1	5.125		10/01/2029	45,071
600,000	Guam Power Authority, Series A1	5.500		10/01/2030	570,894
385,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	343,659
4,595,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,608,454
300,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	275,979
1,170,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	932,385
2,870,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,984,232
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[6]	07/01/2024	2,461,325
10,000,000	Puerto Rico Aqueduct & Sewer Authority[5]	5.125		07/01/2047	8,991,900
5,210,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	4,461,740
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	2,565,210
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[4]	05/15/2055	275,080
50,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	45,672
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	859,380
1,300,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	1,336,335
1,125,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2026	1,090,283
3,570,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	3,447,942
5,930,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	5,687,997
2,035,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	1,935,753
2,145,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	2,015,635
2,255,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	2,094,872
6,200,000	Puerto Rico Electric Power Authority, Series UU1	0.883	[7]	07/01/2025	4,433,682
6,120,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	5,401,573
36,000,000	Puerto Rico Highway & Transportation Authority, Series N1	0.733	[7]	07/01/2045	19,104,840
1,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	893,550
4,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,046,335
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,259,300
21 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$9,610,000	Puerto Rico Infrastructure[1]	5.000%		07/01/2041	$8,085,662
7,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	5,799,780
5,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2032	1,049,000
2,000,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2033	385,400
975,000	Puerto Rico Infrastructure	7.000	[4]	07/01/2035	159,793
3,000,000	Puerto Rico Infrastructure	7.050	[4]	07/01/2042	287,550
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	351,616
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	747,757
90,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	89,510
555,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	488,245
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,711,231
205,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.250		08/01/2032	205,000
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	811,690
265,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)[1]	6.250		07/01/2024	265,127
17,850,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	15,184,995
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	272,850
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	926,060
500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	527,165
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	214,980
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,352,245
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	11,063,920
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	3,631,705
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	14,324,800
2,950,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	2,599,511
150,000	University of V.I., Series A1	5.250		12/01/2023	145,763
710,000	University of V.I., Series A1	5.375		06/01/2034	639,802
1,000,000	University of V.I., Series A1	6.000		12/01/2024	934,840
40,000	University of V.I., Series A1	6.250		12/01/2029	36,843
35,000	V.I. HFA, Series A1	6.500		03/01/2025	35,019
5,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	4,955,000
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2029	458,190
1,515,000	V.I. Public Finance Authority, Series A1	6.375		10/01/2019	1,530,908
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	91,806
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	141,655
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	207,917
175,000	V.I. Water & Power Authority[1]	5.300		07/01/2021	167,825

					166,473,290

Total Municipal Bonds and Notes (Cost $794,509,724)					642,198,346
22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Shares		Value

Preferred Stocks—0.3%
5,000	Converted Organics, Inc., Series A8,9 (Cost $5,000,000)	$1,753,700

Total Investments, at Value (Cost $799,509,724)—122.4%		643,952,046
Liabilities in Excess of Other Assets—(22.4)		(117,711,470)

Net Assets—100.0%		$526,240,576

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Issue is in default. See Note 1 of the accompanying Notes.

3.	Non-income accruing security.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	Non-income producing security.

9.	Received as a result of a corporate action.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$449,929,657	$71	$449,929,728
New York	—	25,795,328	—	25,795,328
U.S. Possessions	—	166,473,290	—	166,473,290
Preferred Stocks	—	—	1,753,700	1,753,700

Total Assets	$—	$642,198,275	$1,753,771	$643,952,046

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
		Net	unrealized
	Value as of	purchases	appreciation/	Value as of
	July 30, 2010[1]	(sales)	depreciation	January 31, 2011

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$71	$—	$—	$71
Preferred Stocks	—	5,000,000	(3,246,300)	1,753,700

Total Assets	$71	$5,000,000	$(3,246,300)	$1,753,771

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
CoMC	Community Medical Center
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IPCFA	Industrial Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMCC	Kensington Manor Care Center
KMH	Kennedy Memorial Hospital
KSC	Kennedy Surgical Center
MHC	Meridian Hospitals Corp.
NY/NJ	New York/New Jersey
ONP	Ocean Nursing Pavillion, Inc.
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
SEAM	Sociedad Espanola de Auxilio Mutuo
TASC	Tobacco Settlement Asset-Backed Bonds
THGS	The House of the Good Shepherd
THGSF	The House of the Good Shepherd Foundation
UMC	University Medical Center
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2011

Assets
Investments, at value (cost $799,509,724)—see accompanying statement of investments	$643,952,046
Cash	705,621
Receivables and other assets:
Interest	7,281,864
Investments sold	3,145,011
Shares of beneficial interest sold	451,899
Other	65,357

Total assets	655,601,798

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	102,545,000
Payable on borrowings (See Note 5)	23,600,000
Shares of beneficial interest redeemed	2,250,817
Dividends	608,763
Trustees’ compensation	87,109
Distribution and service plan fees	67,957
Shareholder communications	27,523
Transfer and shareholder servicing agent fees	23,312
Investments purchased	15,214
Interest expense on borrowings	7,723
Other	127,804

Total liabilities	129,361,222

Net Assets	$526,240,576

Composition of Net Assets
Paid-in capital	$720,984,232
Accumulated net investment income	10,793,238
Accumulated net realized loss on investments	(49,979,216)
Net unrealized depreciation on investments	(155,557,678)

Net Assets	$526,240,576

25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $346,412,509 and 37,967,132 shares of beneficial interest outstanding)	$9.12
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.57
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,338,631 and 2,991,421 shares of beneficial interest outstanding)	$9.14
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $152,249,551 and 16,671,684 shares of beneficial interest outstanding)	$9.13
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $239,885 and 26,297 shares of beneficial interest outstanding)	$9.12
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2011

Investment Income
Interest	$24,112,865
Other income	455

Total investment income	24,113,320

Expenses
Management fees	1,653,285
Distribution and service plan fees:
Class A	304,764
Class B	148,623
Class C	812,011
Transfer and shareholder servicing agent fees:
Class A	83,942
Class B	18,871
Class C	47,200
Class Y	24
Shareholder communications:
Class A	13,002
Class B	3,099
Class C	6,460
Class Y	3
Interest expense and fees on short-term floating rate notes issued (See Note 1)	690,457
Borrowing fees	308,975
Interest expense on borrowings	14,023
Trustees’ compensation	5,523
Custodian fees and expenses	2,070
Administration service fees	750
Other	78,185

Total expenses	4,191,267
Less waivers and reimbursements of expenses	(44,083)

Net expenses	4,147,184

Net Investment Income	19,966,136

Realized and Unrealized Loss
Net realized loss on investments	(915,462)
Net change in unrealized appreciation/depreciation on investments	(62,766,148)

Net Decrease in Net Assets Resulting from Operations	$(43,715,474)

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]

Operations
Net investment income	$19,966,136	$39,165,497
Net realized gain (loss)	(915,462)	3,587,997
Net change in unrealized appreciation/depreciation	(62,766,148)	88,834,892

Net increase (decrease) in net assets resulting from operations	(43,715,474)	131,588,386

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,550,240)	(24,201,174)
Class B	(871,750)	(1,921,738)
Class C	(4,840,092)	(9,109,273)
Class Y	(983)	—

	(18,263,065)	(35,232,185)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(28,447,573)	(8,506,301)
Class B	(4,812,120)	(8,013,153)
Class C	(13,268,200)	2,892,209
Class Y	246,250	—

	(46,281,643)	(13,627,245)

Net Assets
Total increase (decrease)	(108,260,182)	82,728,956
Beginning of period	634,500,758	551,771,802

End of period (including accumulated net investment income of $10,793,238 and $9,090,167, respectively)	$526,240,576	$634,500,758

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2011

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(43,715,474)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(25,902,377)
Proceeds from disposition of investment securities	60,720,886
Short-term investment securities, net	6,080,506
Premium amortization	358,891
Discount accretion	(4,595,098)
Net realized loss on investments	915,462
Net change in unrealized appreciation/depreciation on investments	62,766,148
Change in assets:
Decrease in interest receivable	1,097,873
Decrease in other assets	99,011
Increase in receivable for securities sold	(2,677,177)
Change in liabilities:
Increase in other liabilities	29,651
Decrease in payable for securities purchased	(36,121)

Net cash provided by operating activities	55,142,181

Cash Flows from Financing Activities
Proceeds from bank borrowings	71,300,000
Payments on bank borrowings	(47,700,000)
Payments on short-term floating rate notes issued	(22,075,000)
Proceeds from shares sold	55,762,411
Payments on shares redeemed	(111,199,649)
Cash distributions paid	(6,732,800)

Net cash used in financing activities	(60,645,038)
Net decrease in cash	(5,502,857)
Cash, beginning balance	6,208,478

Cash, ending balance	$705,621

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,358,521.
Cash paid for interest on bank borrowings—$7,508.
Cash paid for interest on short-term floating rate notes issued—$690,457.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.14	$8.63	$10.00	$11.98	$11.90	$12.03

Income (loss) from investment operations:
Net investment income[2]	.34	.64	.61	.57	.52	.55
Net realized and unrealized gain (loss)	(1.05)	1.45	(1.42)	(2.01)	.09	(.09)

Total from investment operations	(.71)	2.09	(.81)	(1.44)	.61	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.58)	(.56)	(.54)	(.53)	(.59)

Net asset value, end of period	$9.12	$10.14	$8.63	$10.00	$11.98	$11.90

Total Return, at Net Asset Value[3]	(7.22)%	24.58%	(7.63)%	(12.20)%	5.13%	3.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$346,412	$415,729	$361,113	$467,974	$591,238	$371,295

Average net assets (in thousands)	$405,556	$409,744	$352,897	$526,573	$486,782	$287,248

Ratios to average net assets:[4]
Net investment income	6.68%	6.54%	7.40%	5.20%	4.32%	4.67%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.76%	0.75%	0.76%	0.73%	0.72%	0.77%
Interest and fees from borrowings	0.10%	0.25%	0.91%	0.11%	0.10%	0.13%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.24%	0.51%	0.70%	0.62%	0.63%

Total expenses	1.08%	1.24%	2.18%	1.54%	1.44%	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.07%	1.23%	2.18%	1.54%	1.44%	1.47%

Portfolio turnover rate	4%	17%	14%	31%	18%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.15	$8.65	$10.02	$11.99	$11.91	$12.05

Income (loss) from investment operations:
Net investment income[2]	.29	.56	.54	.48	.43	.47
Net realized and unrealized gain (loss)	(1.04)	1.44	(1.43)	(1.99)	.08	(.11)

Total from investment operations	(.75)	2.00	(.89)	(1.51)	.51	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.50)	(.48)	(.46)	(.43)	(.50)

Net asset value, end of period	$9.14	$10.15	$8.65	$10.02	$11.99	$11.91

Total Return, at Net Asset Value[3]	(7.50)%	23.39%	(8.39)%	(12.81)%	4.30%	3.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,339	$35,276	$37,076	$52,981	$73,579	$73,887

Average net assets (in thousands)	$32,715	$37,923	$39,035	$61,772	$75,560	$68,065

Ratios to average net assets:[4]
Net investment income	5.85%	5.71%	6.56%	4.39%	3.55%	3.93%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.59%	1.59%	1.61%	1.53%	1.51%	1.56%
Interest and fees from borrowings	0.10%	0.25%	0.91%	0.11%	0.10%	0.13%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.24%	0.51%	0.70%	0.62%	0.63%

Total expenses	1.91%	2.08%	3.03%	2.34%	2.23%	2.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.90%	2.07%	3.03%	2.34%	2.23%	2.24%

Portfolio turnover rate	4%	17%	14%	31%	18%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.14	$8.64	$10.01	$11.99	$11.91	$12.04

Income (loss) from investment operations:
Net investment income[2]	.30	.57	.55	.48	.43	.46
Net realized and unrealized gain (loss)	(1.04)	1.43	(1.43)	(2.00)	.09	(.09)

Total from investment operations	(.74)	2.00	(.88)	(1.52)	.52	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.50)	(.49)	(.46)	(.44)	(.50)

Net asset value, end of period	$9.13	$10.14	$8.64	$10.01	$11.99	$11.91

Total Return, at Net Asset Value[3]	(7.48)%	23.50%	(8.35)%	(12.87)%	4.33%	3.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$152,250	$183,496	$153,583	$182,780	$230,415	$138,581

Average net assets (in thousands)	$178,810	$177,507	$144,708	$202,047	$188,557	$104,423

Ratios to average net assets:[4]
Net investment income	5.92%	5.77%	6.63%	4.43%	3.55%	3.90%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.51%	1.55%	1.50%	1.48%	1.53%
Interest and fees from borrowings	0.10%	0.25%	0.91%	0.11%	0.10%	0.13%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.24%	0.51%	0.70%	0.62%	0.63%

Total expenses	1.84%	2.00%	2.97%	2.31%	2.20%	2.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%	1.99%	2.97%	2.31%	2.20%	2.23%

Portfolio turnover rate	4%	17%	14%	31%	18%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Period
Ended
January 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$9.86

Income (loss) from investment operations:
Net investment income[2]	.13
Net realized and unrealized loss	(.78)

Total from investment operations	(.65)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)

Net asset value, end of period	$9.12

Total Return, at Net Asset Value[3]	(6.47)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240

Average net assets (in thousands)	$83

Ratios to average net assets:[4]
Net investment income	7.95%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.77%
Interest and fees from borrowings	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.22%

Total expenses	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.08%

Portfolio turnover rate	4%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to
34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of January 31, 2011, the Manager determined the fair value of convertible preferred stock held using an internal model based on the daily closing price of the underlying equity, the conversion ratio and a discount factor. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $102,545,000 as of January 31, 2011, which represents 15.64% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $140,148,530 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $102,545,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required
36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,895,000	NJ EDA ROLs[3]	14.896%	3/1/28	$1,901,595
2,170,000	NJ EDA ROLs[3]	14.896	3/1/30	2,039,800
7,500,000	NJ Higher Education Assistance Authority (Student Loans) ROLs	18.852	6/1/30	7,743,300
2,445,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	6.928	10/1/27	2,101,282
2,150,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.228	4/1/30	2,081,458
2,250,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.578	10/1/37	1,889,730
6,035,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES[3]	11.658	10/1/25	5,616,111
2,500,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	14.424	10/1/22	2,251,900
2,305,000	Port Authority NY/NJ, 238th Series ROLs	15.664	12/15/32	2,133,969
2,625,000	Port Authority NY/NJ, 3205th Series	14.159	10/1/30	2,088,765
2,500,000	Puerto Rico Aqueduct & Sewer Authority ROLs	14.506	7/1/47	1,491,900
2,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.390	8/1/57	2,438,920
3,500,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.916	8/1/57	3,824,800

				$37,603,530

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 24 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $50,895,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to
37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost	$5,330,101
Market Value	$1,196,900
Market Value as a % of Net Assets	0.23%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:1

Expiring

2012	$115,750
2014	34,199
2016	1,589,079
2017	18,113,753
2018	22,257,929

Total	$42,110,710

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $43,026,172, of which $915,462 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is
38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any of its capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$703,770,581

Gross unrealized appreciation	$7,931,307
Gross unrealized depreciation	(170,440,604)

Net unrealized depreciation	$(162,509,297)

1.	The Federal tax cost of securities does not include cost of $102,690,762, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	6,086
Accumulated Liability as of January 31, 2011	45,624
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by
39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and
40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class A
Sold	4,129,123	$41,530,704	6,922,047	$68,131,537
Dividends and/or distributions reinvested	804,766	7,977,736	1,552,858	15,329,932
Redeemed	(7,985,749)	(77,956,013)	(9,289,802)	(91,967,770)

Net decrease	(3,051,860)	$(28,447,573)	(814,897)	$(8,506,301)

Class B
Sold	144,145	$1,460,883	314,098	$3,088,863
Dividends and/or distributions reinvested	56,730	564,181	123,261	1,217,190
Redeemed	(684,518)	(6,837,184)	(1,250,986)	(12,319,206)

Net decrease	(483,643)	$(4,812,120)	(813,627)	$(8,013,153)

Class C
Sold	1,159,099	$11,766,205	3,046,906	$30,082,061
Dividends and/or distributions reinvested	283,647	2,815,782	555,539	5,488,999
Redeemed	(2,860,016)	(27,850,187)	(3,290,194)	(32,678,851)

Net increase (decrease)	(1,417,270)	$(13,268,200)	312,251	$2,892,209

Class Y
Sold	27,260	$255,106	—	$—
Dividends and/or distributions reinvested	89	822	—	—
Redeemed	(1,052)	(9,678)	—	—

Net increase	26,297	$246,250	—	$—

1.	For the six months ended January 31, 2011, for Class A, B, and C shares, and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$25,902,377	$60,720,886
41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $153,898 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B
42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$1,937,142
Class C	3,232,806
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
		Contingent	Contingent	Contingent
	Class A	Deferred Sales	Deferred Sales	Deferred Sales
	Front-End Sales	Charges	Charges	Charges
	Charges Retained	Retained by	Retained by	Retained by
Six Months Ended	by Distributor	Distributor	Distributor	Distributor

January 31, 2011	$62,558	$17,481	$37,037	$18,063
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2011, the Manager reimbursed the Fund $44,083 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 equal 0.10% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2705%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$9,590,217
Average Daily Interest Rate	0.291%
Fees Paid	$137,623
Interest Paid	$7,508
44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New Jersey municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load New Jersey municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were higher than its peer group median and average. The Fund’s contractual management fees were competitive with its peer group median and average. The Fund’s total expenses were lower than its peer group median and competitive with its peer group average.
49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
51 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

A Series of Oppenheimer Multi-State Municipal Trust

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
52 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
53 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
54 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	15.7%
Tobacco—Master Settlement Agreement	15.4
Higher Education	9.7
Adult Living Facilities	4.5
Sales Tax Revenue	4.2
General Obligation	3.7
Single Family Housing	3.7
Diversified Financial Services	3.6
Highways/Commuter Facilities	3.3
Energy Equipment & Services	3.0
Portfolio holdings are subject to change. Percentages are as of January 31, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	0.4%
AA	29.8
A	7.2
BBB	42.6
BB and Lower	8.3
Unrated	11.7

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Pennsylvania Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 1, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$946.60	$5.07
Class B	1,000.00	943.50	9.20
Class C	1,000.00	942.90	8.81
Class Y	1,000.00	953.70	1.41

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.01	5.26
Class B	1,000.00	1,015.78	9.55
Class C	1,000.00	1,016.18	9.14
Class Y	1,000.00	1,021.07	4.19

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 [to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011].

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios, based on the 6-month period ended January 31, 2011 for Classes A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.03%
Class B	1.87
Class C	1.79
Class Y	0.82
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—122.1%
Pennsylvania—92.2%
$10,000	Allegheny County, PA COP[1]	5.000%		12/01/2028	$9,201
24,750,000	Allegheny County, PA GO1	0.742	[2]	11/01/2026	18,873,360
130,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375		11/15/2022	130,754
75,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.500		11/15/2032	72,771
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2025	68,822
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2029	20,543
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125		04/01/2035	2,394,473
3,600,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.450		01/01/2028	2,983,068
55,000	Allegheny County, PA HDA (Pittsburgh Mercy Health System)[1]	5.625		08/15/2026	58,368
18,755	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	7.700		02/01/2009	—
18,755	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	7.800		02/01/2009	—
1,151,581	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	8.625		02/01/2021	12
228,816	Allegheny County, PA HDA (The Covenant at South Hills)[3,4]	8.750		02/01/2031	2
21,095,000	Allegheny County, PA HDA (UPMC Health System)[1]	1.012	[2]	02/01/2037	14,029,441
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375		08/15/2029	34,375
10,265,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000		11/15/2028	7,194,636
50,000	Allegheny County, PA HEBA (Chatham College)[1]	5.250		11/15/2019	50,000
8,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.750		11/15/2035	7,450,800
860,000	Allegheny County, PA HEBA (Chatham College)[1]	5.850		03/01/2022	859,948
1,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.950		03/01/2032	965,050
1,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500		10/15/2030	1,161,850
2,700,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750		10/15/2040	2,535,705
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900		10/15/2028	2,448,700
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		05/01/2028	14,761
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		10/15/2038	1,894,120
3,245,000	Allegheny County, PA HEBA (Waynesburg College)[1]	4.800		05/01/2036	2,460,294
10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000		12/01/2028	7,911
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375		08/15/2035	1,058,616
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750		08/15/2035	899,430
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000		09/01/2021	916,560
14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100%	09/01/2026	$1,037,146
1,325,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	1,065,949
1,925,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	1,938,937
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	21,164,813
280,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	6.875	11/01/2017	280,157
75,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	75,085
1,740,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,642,943
1,345,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,297,414
1,740,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,692,620
5,000	Beaver County, PA Hospital Authority (Valley Health System)[1]	5.000	05/15/2028	4,718
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[5]	5.500	11/01/2031	12,950,990
40,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,4]	6.400	01/01/2012	25,944
4,140,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,4]	6.900	01/01/2022	2,685,204
7,135,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,4]	7.000	01/01/2034	4,627,761
50,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,4]	10.000	01/01/2012	2,755
1,180,000	Bonneauville Borough, PA Municipal Authority[1]	5.250	06/01/2037	1,025,703
2,000,000	Bonneauville Borough, PA Municipal Authority[1]	5.300	06/01/2043	1,715,340
1,000,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.200	05/01/2019	919,790
10,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.300	05/01/2029	8,219
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	824,750
8,255,000	Bucks County, PA IDA (Pennsylvania Suburban Water Company)[1]	5.550	09/01/2032	7,702,493
80,000	Bucks County, PA IDA (USX Corp.)[1]	5.600	03/01/2033	75,547
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,164,560
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	453,874
880,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	784,925
100,000	Cambridge, PA Area Joint Authority[1]	5.250	12/01/2021	100,008
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	2,857,150
30,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	30,026
15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$3,995,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250%	11/15/2044	$4,043,459
15,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	15,054
2,330,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	2,339,763
8,750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	8,260,175
245,000	Chester County, PA H&EFA (Devereaux Foundation)[1]	5.500	05/01/2027	245,532
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[5]	5.000	02/01/2041	21,694,565
1,100,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	904,090
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	5,819,061
3,450,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)[1]	6.000	01/01/2040	2,975,073
4,000,000	Cumberland County, PA Municipal Authority (Asbury Atlantic)[1]	6.125	01/01/2045	3,462,080
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	868,660
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	959,400
1,950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	1,837,641
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,282,808
60,000	Delaware County, PA Authority (CCMC)[1]	5.300	12/01/2027	50,480
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,054,325
15,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.375	12/01/2018	14,465
25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250	12/15/2022	26,755
25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250	12/15/2031	26,755
5,900,000	Delaware County, PA Authority (CKHS/CCMC/DCMH Obligated Group)[1]	5.000	12/15/2031	4,571,851
120,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	124,352
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,158,770
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	270,880
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	968,970
3,000,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	2,996,820
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,155,513
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,174,888
11,055,000	Delaware County, PA IDA (Aqua Pennsylvania)[5]	5.000	11/01/2037	10,131,541
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[5]	5.000	11/01/2038	17,069,621
4,440,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	3,960,968
16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania	Continued
$45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	5.350%		10/01/2031	$43,230
50,000	Delaware River Port Authority PA/NJ1	5.000		01/01/2026	46,205
145,000	Delaware River Port Authority PA/NJ1	5.625		01/01/2013	145,544
25,000	Delaware River Port Authority PA/NJ1	5.625		01/01/2026	25,011
25,000	Derry Township, PA Municipal Authority[1]	5.100		12/01/2020	25,022
4,000,000	Erie County, PA Hospital Authority (St. Vincent’s Health)[1]	7.000		07/01/2027	3,869,240
140,000	Erie County, PA IDA (International Paper Company)[1]	5.000		11/01/2018	138,485
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,402,302
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	2,747,700
1,965,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	2,082,821
5,180,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	5,097,845
40,000	Harrisburg, PA GO	8.751	[6]	03/15/2011	39,291
25,000	Harrisburg, PA GO	9.000	[6]	03/15/2011	24,557
80,000	Harrisburg, PA GO	9.415	[6]	03/15/2012	70,973
165,000	Harrisburg, PA GO	9.510	[6]	09/15/2012	140,040
100,000	Harrisburg, PA GO	9.600	[6]	09/15/2011	92,457
45,000	Harrisburg, PA GO	9.600	[6]	03/15/2012	39,922
175,000	Harrisburg, PA GO	9.600	[6]	03/15/2013	141,922
125,000	Harrisburg, PA GO	9.600	[6]	09/15/2013	96,490
80,000	Harrisburg, PA GO	9.600	[6]	03/15/2015	53,108
10,000	Harrisburg, PA GO	9.600	[6]	09/15/2015	5,818
40,000	Harrisburg, PA GO	9.600	[6]	03/15/2016	24,042
210,000	Harrisburg, PA GO	9.601	[6]	03/15/2015	139,409
50,000	Harrisburg, PA GO	9.614	[6]	09/15/2016	28,595
25,000	Harrisburg, PA GO	9.624	[6]	03/15/2014	18,369
70,000	Harrisburg, PA GO	9.727	[6]	09/15/2015	44,216
85,000	Harrisburg, PA GO	9.788	[6]	03/15/2013	68,933
50,000	Harrisburg, PA GO	11.012	[6]	09/15/2013	37,547
6,980,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000		12/01/2037	5,252,939
90,000	Indiana County, PA IDA Pollution Control (Metropolitan Edison Company)[1]	5.950		05/01/2027	86,992
140,000	Indiana County, PA IDA Pollution Control (PSEG Power LLC)[1]	5.850		06/01/2027	133,864
25,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.700		09/01/2018	22,619
20,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.750		09/01/2023	16,504
17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$25,000	Lancaster County, PA Hospital Authority (St. Anne’s Home for the Aged)[1]	6.500%	04/01/2015	$25,014
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2013	10,364
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2018	10,009
35,000	Latrobe, PA IDA (St. Vincent College)[1]	5.700	05/01/2031	31,631
13,470,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625	11/15/2037	9,900,315
1,020,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	6.000	12/15/2023	903,424
1,060,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.625	11/01/2021	1,075,222
750,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.750	11/01/2033	749,063
410,000	Lehigh County, PA GPA (Desales University)[1]	5.125	12/15/2023	382,296
865,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	5.800	11/01/2012	847,103
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,708,860
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	6,997,782
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	809,501
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	2,649,276
130,000	Lehigh County, PA GPA (Lehigh Valley Hospital)[1]	5.625	07/01/2015	130,224
2,700,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2030	2,503,575
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	9,765
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	4,755,400
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[5]	5.100	09/01/2034	19,948,050
10,000	Luzerne County, PA IDA (Pennsylvania-American Water)[1]	5.100	09/01/2034	8,866
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.000	10/01/2020	2,226,615
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250	10/01/2030	1,975,335
10,000	Mifflin County, PA GO1	5.625	09/01/2028	10,011
11,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125	07/01/2030	9,214,086
595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	577,519
855,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	792,175
1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	890,510
2,445,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	2,177,297
160,000	Monroe County, PA Hospital Authority (Pocono Medical Center)[1]	5.625	01/01/2032	154,930
10,000	Montgomery County, PA HEHA (Abington Memorial Hospital)	5.000	06/01/2028	9,287
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2027	18,888
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2032	18,427
18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$140,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250%	10/01/2023	$127,403
50,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	42,161
80,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	72,802
4,000,000	Montgomery County, PA IDA[1]	5.000	08/01/2024	4,094,200
8,000,000	Montgomery County, PA IDA[1]	5.250	08/01/2033	7,794,000
21,000,000	Montgomery County, PA IDA[5]	5.375	08/01/2038	20,659,380
1,500,000	Montgomery County, PA IDA[1]	5.375	08/01/2038	1,475,670
880,000	Montgomery County, PA IDA (ACTS Retirement Life Community)[1]	5.250	11/15/2028	795,854
270,000	Montgomery County, PA IDA (Pennsylvania-American Water Company)[1]	5.050	06/01/2029	239,355
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000	09/01/2024	3,817,651
1,000,000	Mount Lebanon, PA Hospital Authority (St. Claire Memorial Hospital)[1]	5.625	07/01/2032	953,910
2,085,000	New Wilmington, PA Municipal Authority (Westminster College)[1]	5.000	05/01/2027	1,864,303
25,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.550	07/01/2014	25,042
40,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.700	07/01/2020	40,002
830,000	Northumberland County, PA IDA (Aqua Pennsylvania)[1]	5.050	10/01/2039	750,395
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	840,295
1,735,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,621,548
3,675,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	3,520,430
16,000,000	PA Commonwealth Financing Authority[5]	5.000	06/01/2032	15,252,320
1,550,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	1,477,569
11,400,000	PA EDFA (30th Street Garage)[1]	5.875	06/01/2033	10,757,154
10,000,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	10,255,100
50,000	PA EDFA (Amtrak)[1]	6.000	11/01/2011	50,911
250,000	PA EDFA (Amtrak)[1]	6.125	11/01/2021	252,650
5,005,000	PA EDFA (Amtrak)[1]	6.250	11/01/2031	5,012,107
12,475,000	PA EDFA (Amtrak)[1]	6.375	11/01/2041	12,485,978
39,737,908	PA EDFA (Bionol Clearfield)[1]	8.500	07/15/2015	32,706,285
885,000	PA EDFA (DGABC/DGABF/DGABEI Obligated Group)[1]	5.625	12/01/2015	885,929
440,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	361,500
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	25,122
14,700,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11,764,557
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	4,103,950
1,800,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	1,095,534
21,800,000	PA EDFA (Northampton Generating)	6.600	01/01/2019	11,913,700
19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$500,000	PA EDFA (Northampton Generating)[3,4]	6.875%	01/01/2011	$125,000
12,000,000	PA EDFA (Northampton Generating)[3,4]	6.950	01/01/2021	2,987,280
45,000	PA EDFA (Northwestern Human Services)[1]	5.125	06/01/2018	39,004
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	2,269,920
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	2,999,790
3,000,000	PA EDFA (US Airways Group)	8.000	05/01/2029	3,000,000
50,000	PA EDFA (York Water Company)[1]	6.000	11/01/2038	47,850
30,000,000	PA Geisinger Authority Health System, Series A5	5.250	06/01/2039	28,392,600
755,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.700	11/15/2011	751,482
3,185,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875	11/15/2021	2,929,977
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	870,235
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	76,468
250,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	254,490
115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	115,683
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,574
1,475,000	PA HEFA (College of Science & Agriculture)[1]	5.350	04/15/2028	1,313,311
1,460,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.650	04/15/2025	1,380,780
815,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2029	763,411
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	198,642
3,210,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2030	2,995,091
3,385,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2033	3,108,175
55,000	PA HEFA (Drexel University)[1]	5.750	05/01/2022	55,164
4,140,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	3,938,796
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	2,829,930
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	8,241,030
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	7,594,307
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,229,100
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	3,682,920
130,000	PA HEFA (Frontier II)[1]	5.125	04/01/2033	109,149
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	1,753,800
50,000	PA HEFA (La Salle University)[1]	5.500	05/01/2034	45,373
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,281,519
20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania	Continued
$30,085,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875%		11/15/2016	$29,285,040
70,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	68,139
9,740,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	8,960,118
250,000	PA HEFA (Philadelphia University)[1]	5.000		06/01/2035	212,265
3,000,000	PA HEFA (Philadelphia University)[1]	5.125		06/01/2025	2,760,570
2,000,000	PA HEFA (Philadelphia University)[1]	5.250		06/01/2032	1,755,240
2,005,000	PA HEFA (Philadelphia University)[1]	5.500		06/01/2020	2,076,879
10,000,000	PA HEFA (Slippery Rock University Foundation)[1]	5.000		07/01/2039	8,295,800
105,000	PA HEFA (St. Francis University)[1]	5.750		11/01/2023	101,315
3,925,000	PA HEFA (St. Francis University)[1]	6.250		11/01/2018	4,007,778
60,000	PA HEFA (University of the Arts)[1]	5.500		03/15/2020	59,445
2,000,000	PA HEFA (University of the Arts)[1]	5.625		03/15/2025	1,860,660
1,520,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	1,337,235
100,000	PA HEFA (UPMC Health System)[1]	5.000		08/01/2029	95,301
650,000	PA HEFA (Widener University)[1]	5.000		07/15/2026	616,441
100,000	PA HEFA (Widener University)[1]	5.250		07/15/2024	100,020
70,000	PA HEFA (Widener University)[1]	5.400		07/15/2036	64,381
3,990,000	PA HFA (Single Family Mtg.)[1]	5.550		10/01/2020	4,014,299
33,325,000	PA HFA (Single Family Mtg.), Series 100A5	5.350		10/01/2033	32,149,422
500,000	PA HFA (Single Family Mtg.), Series 62A1	5.450		10/01/2029	499,965
11,400,000	PA HFA (Single Family Mtg.), Series 73A5	5.350		10/01/2022	11,430,210
10,030,000	PA HFA (Single Family Mtg.), Series 74B5	5.150		10/01/2022	10,056,880
17,390,000	PA HFA (Single Family Mtg.), Series 96A5	4.700		10/01/2037	15,232,651
9,000,000	PA HFA (Single Family Mtg.), Series 99A5	5.250		10/01/2032	8,607,398
9,480,000	PA HFA (Single Family Mtg.), Series 99A5	5.300		10/01/2037	9,138,305
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,184,457
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,242,444
2,245,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2025	1,895,476
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	2,692,221
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	735,849
2,510,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2028	2,035,836
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2030	1,175,897
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[5]	6.000		06/01/2029	25,474,730
45,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000		06/15/2015	45,123
5,000	PA State Public School Building Authority (Chester Upland School District)[1]	5.150		11/15/2026	5,002
4,000,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2034	2,971,800
15,775,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2034	11,149,455
10,000,000	PA Turnpike Commission[1]	0.000	[7]	12/01/2038	6,853,700
21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$18,000,000	PA Turnpike Commission (Motor License)[5]	5.000%	12/01/2040	$16,886,700
1,235,000	PA Turnpike Commission (Motor License)[1]	5.000	12/01/2040	1,158,615
300,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.250	01/01/2032	299,979
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[8]	6.500	01/01/2041	1,806,337
15,000	Philadelphia, PA Airport, Series B1	5.250	06/15/2031	13,515
5,000,000	Philadelphia, PA Airport, Series D1	5.250	06/15/2028	4,585,800
5,000	Philadelphia, PA Authority for Industrial Devel.[1]	5.250	10/01/2030	5,212
6,180,000	Philadelphia, PA Authority for Industrial Devel. (Aero Philadelphia)[1]	5.500	01/01/2024	4,512,945
3,870,000	Philadelphia, PA Authority for Industrial Devel. (Air Cargo)[1]	7.500	01/01/2025	3,630,176
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.500	11/15/2018	961,676
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.600	11/15/2028	400,357
20,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.600	04/01/2012	20,000
60,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.700	04/01/2015	59,513
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750	04/01/2023	427,433
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875	04/01/2034	2,322,840
2,750,000	Philadelphia, PA Authority for Industrial Devel. (First Mtg.-CPAP)[1]	6.125	04/01/2019	1,608,090
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	839,840
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	437,280
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	1,868,762
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	3,617,240
10,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.125	07/01/2020	10,026
130,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.125	07/01/2028	123,111
115,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.250	07/01/2028	105,462
5,000,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport), Series A1	5.400	07/01/2022	5,006,500
22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250%	05/01/2033	$1,438,723
1,120,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	1,081,741
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,259,939
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	1,918,581
780,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	758,074
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,695,278
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,390,910
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,590,463
25,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2014	25,063
15,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2026	14,661
10,000	Philadelphia, PA Gas Works[1]	5.500	07/01/2014	10,029
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,138,174
19,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	17,276,809
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,026,610
5,000	Philadelphia, PA New Public Housing Authority[1]	5.000	04/01/2012	5,227
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	19,388
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	3,775
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	867,630
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,226,400
155,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	161,428
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,589,185
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,037,434
2,955,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,882,189
20,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.200	10/01/2020	20,008
30,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.250	10/01/2029	29,438
775,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	6.250	10/01/2028	782,308
40,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.350	10/01/2022	40,106
60,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	60,039
25,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.700	04/01/2030	25,001
35,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.900	10/01/2022	35,027
23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania	Continued
$750,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.950%	10/01/2029	$750,180
30,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	5.250	08/01/2028	22,904
120,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	6.050	08/01/2024	107,011
1,000,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	931,800
390,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	363,402
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	3,520,731
235,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	199,294
10,000,000	Reading, PA GO1	5.625	11/15/2020	9,777,100
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	874,764
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	2,794,746
30,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[1]	5.750	12/01/2021	30,450
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/ WMHS Obligated Group)[1]	5.000	11/01/2028	9,713
6,500,000	Scranton, PA Parking Authority[1]	5.250	06/01/2039	5,356,715
145,000	Scranton, PA School District[1]	5.000	04/01/2022	145,216
5,000	Sharon, PA Regional Health System Authority (SRPS/ SRHS Obligated Group)[1]	5.000	12/01/2028	4,459
100,000	Somerset County, PA Hospital Authority (Somerset Community Hospital)[1]	5.450	03/01/2032	104,996
2,000,000	South Fork, PA Municipal Authority (Conemaugh Health System)[1]	5.500	07/01/2029	1,818,840
245,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	215,365
5,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.375	07/01/2022	4,914
355,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	320,338
15,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.375	07/01/2016	15,034
100,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2028	83,699
45,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2033	35,049
140,000	Susquehanna, PA Area Regional Airport Authority[1]	5.375	01/01/2018	125,633
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	4,004,934
900,000	Susquehanna, PA Area Regional Airport Authority (Aero Harrisburg)[1]	5.500	01/01/2024	670,563
24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Pennsylvania	Continued
$10,000	Union County, PA Hospital Authority (United Methodist Continuing Care Services)[1]	6.250%		04/01/2012	$10,000
75,000	Washington County, PA Hospital Authority (Washington Hospital)[1]	5.125		07/01/2028	64,233
7,900,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	6,313,127
550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	511,401
2,475,000	Washington, PA Township Municipal Authority[1]	6.000		12/15/2033	2,241,360
1,085,000	Westmoreland County, PA IDA (Redstone Retirement Community)[1]	5.875		01/01/2032	875,921
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	4,524,350
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	8,435,000
10,000	York County, PA IDA (PSEG Power)[1]	5.500		09/01/2020	10,095

					953,144,288

U.S. Possessions—29.9%
30,000	Guam GO	5.375		11/15/2013	30,016
750,000	Guam GO1	6.750		11/15/2029	794,198
4,000,000	Guam GO1	7.000		11/15/2039	4,284,880
4,000,000	Guam Government Waterworks Authority & Wastewater System[1]	5.625		07/01/2040	3,483,800
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	721,364
1,300,000	Guam Power Authority, Series A1	5.500		10/01/2030	1,236,937
1,100,000	Guam Power Authority, Series A1	5.500		10/01/2040	1,028,423
4,095,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,567,892
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,258,260
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[6]	06/01/2057	318,996
980,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	874,768
1,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	847,550
500,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	459,965
2,550,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,032,121
1,695,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,171,872
1,245,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,103,381
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[7]	07/01/2024	4,430,385
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	4,705,950
84,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	72,488,285
66,835,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	57,148,603
457,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.432	[6]	05/15/2050	9,319,275
25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions	Continued
$136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325%[6]		05/15/2055	$1,438,880
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[6]	05/15/2057	15,644,370
1,435,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	1,411,882
1,510,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	1,472,688
1,750,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2026	1,695,995
5,540,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	5,350,587
3,160,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	3,005,887
3,330,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	3,129,168
3,505,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	3,256,110
500,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	448,355
25,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	21,241
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	293,417
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	616,693
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,230,656
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,005,050
215,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	213,828
500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	439,860
710,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[1]	5.750		06/01/2019	566,793
19,535,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	16,167,557
1,170,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	995,309
1,500,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,542,915
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,054,330
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	897,077
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,075,260
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[6]	08/01/2034	6,375,600
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	22,643,648
13,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	13,519,305
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	6.380	[6]	08/01/2038	2,871,771
6,645,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	6,621,211
25,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	21,451
4,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	3,964,000
8,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	7,206,300
1,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	1,409,865
5,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	4,803,550
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[6]	05/15/2035	1,571,722
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[6]	05/15/2035	183,195
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[6]	05/15/2035	286,765
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[6]	05/15/2035	469,490
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	27,460
26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions	Continued
$2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	05/15/2031	$1,806,014
435,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	373,639

				309,435,815

Total Investments, at Value (Cost $1,433,835,577)—122.1%				1,262,580,103
Liabilities in Excess of Other Assets—(22.1)				(228,544,576)

Net Assets—100.0%				$1,034,035,527

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Issue is in default. See Note 1 of the accompanying Notes.

4.	Non-income accruing security.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	When-issued security or delayed delivery to be delivered and settled after January 31, 2011. See Note 1 of the accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$953,144,274	$14	$953,144,288
U.S. Possessions	—	309,435,815	—	309,435,815

Total Assets	$—	$1,262,580,089	$14	$1,262,580,103

27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
AG	Allegheny General Hospital
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
COP	Certificates of Participation
CPAP	Crime Prevention Assoc. of Philadelphia
DCMH	Delaware County Memorial Hospital
DGABC	Dr. Gertrude A Barber Center
DGABEI	Dr. Gertrude A Barber Educational Institute
DGABF	Dr. Gertrude A Barber Foundation
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PA/NJ	Pennsylvania/New Jersey
PPAM	Philadelphia Presbytery Apartments of Morrisville
PSEG	Public Service Enterprise Group
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2011
Assets
Investments, at value (cost $1,433,835,577)—see accompanying statement of investments	$1,262,580,103
Cash	503,597
Receivables and other assets:
Interest	16,270,419
Shares of beneficial interest sold	523,549
Investments sold	25,000
Other	142,535

Total assets	1,280,045,203

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	202,795,000
Payable on borrowings (See Note 5)	37,000,000
Shares of beneficial interest redeemed	2,697,332
Investments purchased on a when-issued or delayed delivery basis	1,802,888
Dividends	1,173,228
Trustees’ compensation	152,697
Distribution and service plan fees	120,279
Transfer and shareholder servicing agent fees	48,237
Shareholder communications	46,940
Interest expense on borrowings	10,262
Other	162,813

Total liabilities	246,009,676

Net Assets	$1,034,035,527

Composition of Net Assets
Paid-in capital	$1,292,727,271
Accumulated net investment income	15,647,185
Accumulated net realized loss on investments	(103,083,455)
Net unrealized depreciation on investments	(171,255,474)

Net Assets	$1,034,035,527

29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $711,219,973 and 70,679,972 shares of beneficial interest outstanding)	$10.06
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.56

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $54,617,261 and 5,430,498 shares of beneficial interest outstanding)	$10.06

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $268,197,350 and 26,700,787 shares of beneficial interest outstanding)	$10.04

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $943 and 93.633 shares of beneficial interest outstanding)	$10.07
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2011
Investment Income
Interest	$44,586,372
Other income	677

Total investment income	44,587,049

Expenses
Management fees	2,767,574
Distribution and service plan fees:
Class A	610,734
Class B	289,391
Class C	1,380,439
Transfer and shareholder servicing agent fees:
Class A	177,871
Class B	39,394
Class C	89,464
Shareholder communications:
Class A	25,330
Class B	5,055
Class C	11,661
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,274,270
Borrowing fees	741,234
Interest expense on borrowings	49,333
Trustees’ compensation	10,248
Custodian fees and expenses	6,077
Administration service fees	750
Other	87,644

Total expenses	7,566,469
Less waivers and reimbursements of expenses	(44,083)

Net expenses	7,522,386

Net Investment Income	37,064,663

Realized and Unrealized Loss
Net realized loss on investments	(2,396,247)
Net change in unrealized appreciation/depreciation on investments	(97,119,170)

Net Decrease in Net Assets Resulting from Operations	$(62,450,754)

See accompanying Notes to Financial Statements.
31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]
Operations
Net investment income	$37,064,663	$73,533,030
Net realized gain (loss)	(2,396,247)	27,126,424
Net change in unrealized appreciation/depreciation	(97,119,170)	146,266,046

Net increase (decrease) in net assets resulting from operations	(62,450,754)	246,925,500

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(24,805,043)	(47,756,629)
Class B	(1,688,628)	(3,808,882)
Class C	(8,188,345)	(15,429,009)
Class Y	(11)	—

	(34,682,027)	(66,994,520)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(39,653,714)	19,457,913
Class B	(9,007,518)	(13,020,113)
Class C	(14,062,896)	19,242,232
Class Y	1,000	—

	(62,723,128)	25,680,032

Net Assets
Total increase (decrease)	(159,855,909)	205,611,012
Beginning of period	1,193,891,436	988,280,424

End of period (including accumulated net investment income of $15,647,185 and $13,264,549, respectively)	$1,034,035,527	$1,193,891,436

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2011
Cash Flows from Operating Activities

Net decrease in net assets from operations	$(62,450,754)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(144,569,821)
Proceeds from disposition of investment securities	199,833,745
Short-term investment securities, net	10,519,944
Premium amortization	621,676
Discount accretion	(6,284,143)
Net realized loss on investments	2,396,247
Net change in unrealized appreciation/depreciation on investments	97,119,170
Change in assets:
Decrease in receivable for securities sold	4,421,527
Decrease in other assets	71,270
Increase in interest receivable	(155,271)
Change in liabilities:
Increase in other liabilities	3,223
Decrease in payable for securities purchased	(5,884,690)

Net cash provided by operating activities	95,642,123

Cash Flows from Financing Activities

Proceeds from bank borrowings	182,400,000
Payments on bank borrowings	(175,700,000)
Payments on short-term floating rate notes issued	(6,257,000)
Proceeds from shares sold	86,004,566
Payments on shares redeemed	(169,816,506)
Cash distributions paid	(12,395,879)

Net cash used in financing activities	(95,764,819)
Net decrease in cash	(122,696)
Cash, beginning balance	626,293

Cash, ending balance	$503,597

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $21,937,803.
Cash paid for interest on bank borrowings—$51,800.
Cash paid for interest on short-term floating rate notes issued—$1,274,270.
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.96	$9.28	$11.12	$12.77	$12.75	$12.85

Income (loss) from investment operations:
Net investment income[2]	.36	.71	.69	.64	.59	.62
Net realized and unrealized gain (loss)	(.93)	1.62	(1.90)	(1.69)	.02	(.10)

Total from investment operations	(.57)	2.33	(1.21)	(1.05)	.61	.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.65)	(.63)	(.60)	(.59)	(.62)

Net asset value, end of period	$10.06	$10.96	$9.28	$11.12	$12.77	$12.75

Total Return, at Net Asset Value[3]	(5.34)%	25.50%	(10.41)%	(8.42)%	4.81%	4.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$711,220	$817,706	$675,031	$816,645	$868,070	$600,716

Average net assets (in thousands)	$807,092	$778,632	$640,109	$847,089	$747,558	$484,153

Ratios to average net assets:[4]
Net investment income	6.50%	6.71%	7.53%	5.33%	4.57%	4.88%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.69%	0.69%	0.73%	0.67%	0.67%	0.72%
Interest and fees from borrowings	0.13%	0.27%	0.87%	0.14%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.22%	0.49%	0.60%	0.61%	0.59%

Total expenses	1.04%	1.18%	2.09%	1.41%	1.35%	1.41%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.17%	2.09%	1.41%	1.35%	1.41%

Portfolio turnover rate	11%	17%	30%	51%	4%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.95	$9.28	$11.12	$12.76	$12.75	$12.85

Income (loss) from investment operations:
Net investment income[2]	.31	.62	.60	.54	.49	.53
Net realized and unrealized gain (loss)	(.92)	1.61	(1.89)	(1.68)	.01	(.10)

Total from investment operations	(.61)	2.23	(1.29)	(1.14)	.50	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.55)	(.50)	(.49)	(.53)

Net asset value, end of period	$10.06	$10.95	$9.28	$11.12	$12.76	$12.75

Total Return, at Net Asset Value[3]	(5.65)%	24.36%	(11.16)%	(9.07)%	3.93%	3.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,617	$68,602	$69,650	$119,418	$179,266	$196,704

Average net assets (in thousands)	$63,709	$71,759	$78,974	$148,180	$193,167	$193,225

Ratios to average net assets:[4]
Net investment income	5.65%	5.87%	6.66%	4.51%	3.81%	4.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.53%	1.53%	1.46%	1.45%	1.49%
Interest and fees from borrowings	0.13%	0.27%	0.87%	0.14%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.22%	0.49%	0.60%	0.61%	0.59%

Total expenses	1.88%	2.02%	2.89%	2.20%	2.13%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%	2.01%	2.89%	2.20%	2.13%	2.18%

Portfolio turnover rate	11%	17%	30%	51%	4%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$10.94	$9.27	$11.11	$12.75	$12.73	$12.83

Income (loss) from investment operations:
Net investment income[2]	.31	.63	.61	.55	.49	.52
Net realized and unrealized gain (loss)	(.92)	1.61	(1.89)	(1.68)	.02	(.09)

Total from investment operations	(.61)	2.24	(1.28)	(1.13)	.51	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.57)	(.56)	(.51)	(.49)	(.53)

Net asset value, end of period	$10.04	$10.94	$9.27	$11.11	$12.75	$12.73

Total Return, at Net Asset Value[3]	(5.71)%	24.47%	(11.11)%	(9.05)%	4.02%	3.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$268,198	$307,583	$243,599	$291,693	$322,869	$220,256

Average net assets (in thousands)	$304,050	$287,513	$227,214	$309,446	$274,274	$174,354

Ratios to average net assets:[4]
Net investment income	5.73%	5.93%	6.74%	4.56%	3.80%	4.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.45%	1.45%	1.50%	1.44%	1.43%	1.48%
Interest and fees from borrowings	0.13%	0.27%	0.87%	0.14%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.22%	0.22%	0.49%	0.60%	0.61%	0.59%

Total expenses	1.80%	1.94%	2.86%	2.18%	2.11%	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.79%	1.93%	2.86%	2.18%	2.11%	2.17%

Portfolio turnover rate	11%	17%	30%	51%	4%	19%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Period
Ended
January 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.68
Income (loss) from investment operations:
Net investment income[2]	.14
Net realized and unrealized loss	(.65)

Total from investment operations	(.51)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)
Net asset value, end of period	$10.07

Total Return, at Net Asset Value[3]	(4.63)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1
Average net assets (in thousands)	$1
Ratios to average net assets:[4]
Net investment income	7.03%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.48%
Interest and fees from borrowings	0.13%
Interest and fees on short-term floating rate notes issued[5]	0.22%

Total expenses	0.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%
Portfolio turnover rate	11%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price
38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly
39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions
Purchased securities	$1,802,888
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $202,795,000 as of January 31, 2011, which represents 15.84% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these
40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $297,719,011 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $202,795,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,250,000	Berks County, PA Municipal Authority ROLs	16.379%	11/1/31	$3,200,990
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	9.848	2/1/41	5,759,565
3,690,000	Delaware County, PA IDA ROLs[3]	10.713	11/1/37	2,766,541
6,240,000	Delaware County, PA IDA ROLs[3]	10.718	11/1/38	4,604,621
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	11.366	9/1/34	4,948,050
7,000,000	Montgomery County, PA IDA RITES	12.251	8/1/38	6,659,380
7,680,000	PA Austin Trust Various States Inverse Certificates	8.224	10/1/33	7,126,118
8,000,000	PA Commonwealth Financing Authority DRIVERS	7.697	6/1/32	7,252,320
7,500,000	PA Geisinger Authority Health System DRIVERS	15.312	6/1/39	5,892,600
5,700,000	PA HFA (Single Family Mtg.) DRIVERS	8.184	10/1/22	5,730,210
5,015,000	PA HFA (Single Family Mtg.) DRIVERS	7.838	10/1/22	5,041,880
4,320,000	PA HFA (Single Family Mtg.) ROLs[3]	8.477	10/1/32	3,927,398
5,020,000	PA HFA (Single Family Mtg.) ROLs[3]	14.521	10/1/33	4,368,304
3,160,000	PA HFA (Single Family Mtg.) ROLs[3]	12.228	10/1/37	2,448,305
6,410,000	PA HFA (Single Family Mtg.) ROLs[3]	10.439	10/1/37	4,247,651
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	17.514	6/1/29	7,014,730
9,000,000	PA Turnpike Commission ROLs[3]	7.821	12/1/40	7,886,700
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.909	8/1/57	6,048,648

				$94,924,011

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 28 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $111,685,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost	$24,500,390
Market Value	$10,453,958
Market Value as a % of Net Assets	1.01%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had unused capital loss carryforwards as follows:1

Expiring

2013	$1,195,731
2016	3,710,588
2017	48,870,545
2018	43,078,455

Total	$96,855,319

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $99,251,566, of which $2,396,247 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund did not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,234,994,087 [1]

Gross unrealized appreciation	$20,685,481
Gross unrealized depreciation	(196,124,281)

Net unrealized depreciation	$(175,438,800)

1.	The Federal tax cost of securities does not include cost of $203,024,816 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as
43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	10,269
Accumulated Liability as of January 31, 2011	76,980
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class A
Sold	5,268,896	$57,702,579	11,150,914	$117,689,193
Dividends and/or distributions reinvested	1,454,104	15,668,530	2,856,341	30,266,878
Redeemed	(10,663,433)	(113,024,823)	(12,105,105)	(128,498,158)

Net increase (decrease)	(3,940,433)	$(39,653,714)	1,902,150	$19,457,913

Class B
Sold	328,429	$3,564,430	830,590	$8,753,494
Dividends and/or distributions reinvested	102,591	1,106,404	233,859	2,473,302
Redeemed	(1,263,645)	(13,678,352)	(2,307,731)	(24,246,909)

Net decrease	(832,625)	$(9,007,518)	(1,243,282)	$(13,020,113)

Class C
Sold	2,166,226	$23,665,663	4,750,674	$50,128,077
Dividends and/or distributions reinvested	479,793	5,162,869	936,087	9,905,572
Redeemed	(4,062,447)	(42,891,428)	(3,854,969)	(40,791,417)

Net increase (decrease)	(1,416,428)	$(14,062,896)	1,831,792	$19,242,232

45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class Y
Sold	94	$1,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	94	$1,000	—	$—

1.	For the six months ended January 31, 2011, for Class A, B, and C shares, and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$144,569,821	$199,833,745
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $314,063 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$3,188,698
Class C	4,979,379
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$152,634	$10,110	$69,876	$18,557
47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2011, the Manager reimbursed the Fund $44,083 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding
48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 equal 0.13% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2705%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$29,664,130
Average Daily Interest Rate	0.334%
Fees Paid	$497,056
Interest Paid	$51,800
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued
The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor — including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the
50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Pennsylvania municipal debt funds. The Board noted that the Fund’s one-year and ten-year performance was better than its peer group median although its three-year and five-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Pennsylvania municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees were competitive with than its peer group median and average. The Fund’s total expenses were competitive with its peer group median and lower than its peer group average.
53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the
Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
58 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	19.2%
Airlines	15.7
Special Assessment	14.4
Hospital/Health Care	8.3
Tax Increment Financing (TIF)	5.4
Multifamily Housing	3.9
Adult Living Facilities	3.0
Gas Utilities	2.6
Special Tax	2.6
Energy Equipment & Services	2.3
Portfolio holdings are subject to change. Percentages are as of January 31, 2011, and are based on total assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	5.9%
AA	24.4
A	3.2
BBB	19.0
BB and Lower	17.3
Unrated	30.2

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester National Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$929.00	$7.37
Class B	1,000.00	925.20	11.57
Class C	1,000.00	926.60	11.14
Class Y	1,000.00	940.00	2.32

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.59	7.71
Class B	1,000.00	1,013.26	12.10
Class C	1,000.00	1,013.71	11.64
Class Y	1,000.00	1,018.35	6.94

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended January 31, 2011 for Classes A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.51%
Class B	2.37
Class C	2.28
Class Y	1.36
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—120.1%
Alabama—0.4%
$15,000	AL HFA (South Bay Apartments)[1]	5.950%		02/01/2033	$15,100
8,650,000	AL Space Science Exhibit Finance Authority[1]	6.000		10/01/2025	6,847,773
10,000	Alexander City, AL GO1	5.625		05/01/2021	9,790
1,810,000	Andalusia-Opp, AL Airport Authority[1]	5.000		08/01/2026	1,407,709
7,050,000	Governmental Utility Services Corp. of Moody, AL1	7.500		03/01/2038	5,330,364
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[2,3]	8.250		01/01/2031	1,600,280
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.000		05/01/2025	9,886
7,220,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[1]	5.000		06/01/2026	6,097,218

					21,318,120

Alaska—0.2%
15,000	AK HFC, Series A-1[1]	6.100		06/01/2030	15,007
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.150		08/01/2031	647,933
40,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000		01/01/2014	40,083
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	5.875		12/01/2027	994,158
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)	6.000		12/01/2036	275,425
5,000,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	3,460,700
10,000,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2046	5,893,400
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[4]	06/01/2046	772,044
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[4]	06/01/2046	448,073

					12,546,823

Arizona—3.3%
112,650,000	AZ Health Facilities Authority (Banner Health System)[5]	1.013	[6]	01/01/2037	71,410,418
2,900,000	Buckeye, AZ Watson Road Community Facilities District[1]	5.750		07/01/2022	2,419,151
4,800,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000		07/01/2030	3,627,696
9,276,832	East San Luis, AZ Community Facilities District Special Assessment (Area One)[1]	6.375		01/01/2028	7,075,254
4,512,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500		01/01/2028	3,671,008
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450		07/15/2021	277,080
810,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625		07/15/2025	695,215
900,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800		07/15/2030	747,864
15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900%	07/15/2022	$940,022
335,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	296,174
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	432,115
1,238,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.000	07/01/2017	1,148,839
1,255,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375	07/01/2022	1,055,154
3,117,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	2,400,433
500,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	408,325
1,000,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	890,310
3,500,000	Maricopa County, AZ IDA (Christian Care Apartments)[1]	6.500	01/01/2036	3,263,645
1,885,000	Maricopa County, AZ IDA (Immanuel Campus Care)[1]	8.500	04/20/2041	1,611,600
355,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	11/01/2018	313,028
2,345,000	Maricopa County, AZ IDA (Sun King Apartments)[1]	6.750	05/01/2031	1,715,016
3,640,000	Maricopa County, AZ IDA (Sun King Apartments)	9.500	11/01/2031	2,744,778
456,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	353,623
368,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	285,380
926,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	656,090
1,125,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	814,466
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	329,293
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	255,126
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	2,811,031
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	6,178,725
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	1,286,769
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.875	11/01/2037	1,240,954
1,760,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,434,576
400,000	Pima County, AZ IDA (Desert Technology Schools)[2,3]	6.375	02/01/2014	79,936
1,000,000	Pima County, AZ IDA (Desert Technology Schools)[2,3]	7.000	02/01/2024	199,840
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	1,055,600
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.375	06/01/2036	2,939,317
16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$12,400,000	Pima County, AZ IDA (Metro Police Facility)[5]	5.375%	07/01/2039	$12,004,812
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,240,260
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2022	225,500
550,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	449,015
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	1,297,536
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	1,482,583
3,005,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	2,776,590
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.600	12/01/2022	1,910,282
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.750	12/01/2032	8,769,000
9,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	6.550	12/01/2037	7,732,620
1,410,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	1,155,819
1,292,000	Prescott Valley, AZ Southside Community Facilities District No. 1[1]	7.250	07/01/2032	1,106,314
1,500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	1,121,370
265,000	Show Low Bluff, AZ Community Facilities District[1]	5.600	07/01/2031	186,568
225,000	Show Low Bluff, AZ Community Facilities District Special Assessment[1]	5.200	07/01/2017	205,074
660,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.000	01/01/2039	636,128
4,000,000	Verrado, AZ Community Facilities District No. 1[1]	5.350	07/15/2031	2,915,720

				172,279,042

Arkansas—0.1%
7,495,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[1]	6.250	02/01/2038	5,150,789

California—17.5%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,367,350
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	758,468
405,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2028	360,624
1,155,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2030	1,010,590
4,300,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250	09/01/2040	3,759,963
690,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	539,877
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	79,395
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375	09/01/2039	5,179,735
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125	09/01/2033	20,470
17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$127,310,000	CA County Tobacco Securitization Agency	6.489%[4]		06/01/2046	$3,085,994
107,400,000	CA County Tobacco Securitization Agency	6.619	[4]	06/01/2050	1,113,738
33,920,000	CA County Tobacco Securitization Agency	6.650	[4]	06/01/2046	683,827
215,100,000	CA County Tobacco Securitization Agency	7.000	[4]	06/01/2055	1,247,580
117,250,000	CA County Tobacco Securitization Agency	7.129	[4]	06/01/2055	680,050
143,610,000	CA County Tobacco Securitization Agency	7.300	[4]	06/01/2046	2,369,565
246,760,000	CA County Tobacco Securitization Agency	7.477	[4]	06/01/2055	1,236,268
11,395,000	CA County Tobacco Securitization Agency	8.150	[4]	06/01/2033	851,207
102,000,000	CA County Tobacco Securitization Agency	8.550	[4]	06/01/2055	511,020
255,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	153,367
19,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2046	10,805,680
2,280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	1,854,506
36,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	24,919,920
56,530,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	38,612,251
2,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	1,972,142
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	5,334,150
2,930,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	2,191,406
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	3,870,350
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[4]	06/01/2046	1,149,120
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[4]	06/01/2050	6,815,923
9,475,000	CA Dept. of Veterans Affairs Home Purchase[1]	4.900		12/01/2022	9,022,569
14,855,000	CA Dept. of Veterans Affairs Home Purchase[5]	5.200		12/01/2028	14,608,250
30,000,000	CA Educational Funding Services	6.250		12/01/2042	17,038,800
13,190,000	CA GO5	5.050		12/01/2036	11,240,096
19,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	12,379,640
19,815,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	11,682,528
153,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[5]	5.750		06/01/2047	100,902,957
75,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	49,232,250
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[4]	06/01/2047	4,909,600
1,296,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.082	[4]	06/01/2047	18,714,240
16,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	15,822,400
15,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[5]	5.750		07/01/2039	15,248,838
11,095,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center Obligated Group)[1]	5.000		11/15/2042	9,254,894
10,000,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[1]	5.250		11/15/2046	8,560,800
1,735,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250		07/15/2050	1,580,568
18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$10,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium)[5]	5.000%		05/15/2040	$9,337,500
8,600,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	9,516,932
2,000,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400		08/15/2045	1,822,340
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	759,038
6,500,000	CA Public Works[1]	5.750		03/01/2030	6,213,415
1,000,000	CA Public Works[1]	6.000		03/01/2035	981,830
3,960,000	CA Public Works[1]	6.625		11/01/2034	4,124,736
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[4]	06/01/2056	828,696
15,000,000	CA Silicon Valley Tobacco Securitization Authority	8.150	[4]	06/01/2041	615,450
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[4]	06/01/2056	366,013
1,000,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	871,500
4,500,000	CA Statewide CDA (Daughters of Charity)[1]	5.250		07/01/2030	3,792,420
10,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	8,849
14,400,000	CA Statewide CDA (Fairfield Apartments)[2,3]	7.250		01/01/2035	5,738,544
2,141,800	CA Statewide CDA (Microgy Holdings)[2,3]	9.000		12/01/2038	123,154
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	1,305,450
5,000,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.500		08/15/2034	4,686,800
6,000,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.625		08/15/2042	5,571,300
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.600		09/01/2020	178,974
555,300,000	CA Statewide Financing Authority Tobacco Settlement	7.001	[4]	06/01/2055	3,220,740
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[4]	06/01/2055	1,302,600
301,950,000	CA Statewide Financing Authority Tobacco Settlement	8.000	[4]	06/01/2046	6,087,312
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	3,434,535
1,405,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	1,048,622
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	74,635
55,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700		09/01/2020	39,756
10,465,000	Cerritos, CA Community College District[5]	5.250		08/01/2033	10,045,136
165,000	Chino, CA Community Facilities District Special Tax[1]	5.000		09/01/2026	122,889
990,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000		09/01/2023	719,760
350,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.250		09/01/2027	321,566
275,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.375		09/01/2028	252,552
19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,300,000	Chino, CA Community Facilities District Special Tax No. 2009-19-1[1]	6.750%		09/01/2040	$1,193,218
1,500,000	Chino, CA Community Facilities District Special Tax No.2005-1[1]	5.000		09/01/2036	896,370
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	1,360,008
33,000,000	Desert, CA Community College District[5]	5.000		08/01/2037	30,431,940
840,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[1]	6.625		09/01/2040	798,806
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[1]	5.300		05/01/2024	97,695
15,000,000	Grossmont, CA Union High School District[1]	5.500		08/01/2045	14,794,500
200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[1]	5.000		12/01/2036	147,494
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[4]	06/01/2047	668,000
10,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.587	[4]	06/01/2036	391,400
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[4]	06/01/2057	969,461
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[4]	06/01/2057	2,240,000
400,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2028	358,016
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2029	310,909
310,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2030	274,198
350,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2031	307,962
500,000	Jurupa, CA Public Financing Authority[1]	6.000		09/01/2032	438,685
1,000,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[1]	5.250		09/01/2029	643,570
1,350,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	1,229,378
8,755,000	Los Angeles County, CA Unified School District[5]	5.000		01/01/2034	8,054,200
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	1,405,008
15,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000		05/15/2040	13,791,150
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375		05/15/2030	30,749,916
5,000,000	Los Angeles, CA Dept. of Water & Power[5]	5.000		07/01/2034	4,790,200
90,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	85,301
5,200,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	5,130,580
10,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000		12/01/2012	9,946
5,350,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.125		12/01/2024	5,196,188
20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$17,810,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500%		12/01/2024	$17,566,715
74,145,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500		12/01/2024	73,944,809
2,825,000	Los Angeles, CA Regional Airports Improvement Corp. (Continental Airlines)[1]	5.650		08/01/2017	2,547,981
12,695,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	12,718,359
11,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	10,253,430
30,000,000	Los Angeles, CA Unified School District[5]	5.000		07/01/2032	27,963,900
7,330,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	6,742,800
10,550,000	Los Angeles, CA Unified School District[5]	5.000		01/01/2034	9,705,200
1,470,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,094,783
11,535,000	Newport Beach, CA (Presbyterian Hoag Memorial Hospital)[5]	5.000		12/01/2024	11,580,929
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[4]	06/01/2045	2,149,017
5,925,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	3,714,975
1,000,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	799,260
10,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	9,060
20,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.700		09/01/2030	18,857
6,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500		03/01/2040	6,174,988
400,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	310,736
1,750,000	Sacramento County, CA COP[1]	5.750		02/01/2030	1,671,250
325,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.625		09/01/2034	279,575
825,000	San Bernardino, CA Special Tax Community Facilities District No. 2006-1 (Lytle Creek)[1]	5.750		09/01/2040	704,096
2,200,000	San Diego County, CA COP	5.700		02/01/2028	1,687,092
16,260,000	San Francisco, CA Bay Area Toll Authority[5]	5.125		04/01/2047	15,222,957
45,440,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	27,174,029
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[4]	06/01/2046	3,226,905
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[4]	06/01/2046	681,863
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	2,322,188
5,125,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	3,377,324
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875		06/01/2035	1,203,543
1,850,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000		06/01/2045	1,658,525
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	3,063,389
4,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	1,974,800
21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$4,665,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)[1]	6.000%	09/01/2036	$4,163,466
200,000	Upland, CA Community Facilities District (San Antonio)[1]	6.100	09/01/2034	161,744
60,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	51,385
35,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2001-1-A1	6.500	09/01/2026	30,507
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27[1]	7.000	09/01/2040	6,125,420
4,755,000	Western Placer, CA Unified School District[1]	5.750	08/01/2049	4,427,713
15,000,000	Westminster, CA Redevel. Agency Tax Allocation[5]	5.750	11/01/2045	15,287,550
7,500,000	Westminster, CA Redevel. Agency Tax Allocation[5]	6.250	11/01/2039	8,042,850
75,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2028	61,698

				923,905,777

Colorado—5.8%
1,750,000	Arkansas River, CO Power Authority[1]	6.125	10/01/2040	1,704,343
1,000,000	CO Andonea Metropolitan District No. 2[1]	6.125	12/01/2025	810,400
2,380,000	CO Andonea Metropolitan District No. 3[1]	6.250	12/01/2035	1,734,116
5,000,000	CO Arista Metropolitan District[1]	6.750	12/01/2035	3,518,100
14,000,000	CO Arista Metropolitan District	9.250	12/01/2037	12,436,620
3,000,000	CO Beacon Point Metropolitan District[1]	6.125	12/01/2025	2,716,200
3,500,000	CO Beacon Point Metropolitan District[1]	6.250	12/01/2035	3,027,465
500,000	CO Castle Oaks Metropolitan District[1]	6.125	12/01/2035	367,810
5,590,000	CO Central Marksheffel Metropolitan District[1]	7.250	12/01/2029	5,291,438
1,000,000	CO Confluence Metropolitan District[1]	5.400	12/01/2027	721,460
1,000,000	CO Copperleaf Metropolitan District No. 2[1]	5.850	12/01/2026	727,340
1,850,000	CO Copperleaf Metropolitan District No. 2[1]	5.950	12/01/2036	1,221,259
1,025,000	CO Country Club Highlands Metropolitan District[1]	7.250	12/01/2037	803,293
1,699,000	CO Crystal Crossing Metropolitan District[1]	6.000	12/01/2036	1,129,716
1,235,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[1]	5.625	12/01/2036	921,878
2,475,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	5.375	07/01/2015	1,237,550
24,295,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000	07/01/2042	12,147,986
1,311,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750	12/01/2036	906,543
4,900,000	CO Elbert and Highway 86 Metropolitan District[1]	7.500	12/01/2032	3,708,810
2,418,000	CO Elkhorn Ranch Metropolitan District[1]	6.375	12/01/2035	1,839,566
695,000	CO Fallbrook Metropolitan District[1]	5.625	12/01/2026	525,719
1,800,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	1,668,222
22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$1,225,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300%		07/01/2037	$882,184
2,960,000	CO Heritage Todd Creek Metropolitan District[1]	5.500		12/01/2037	1,942,411
5,245,000	CO High Plains Metropolitan District[1]	6.125		12/01/2025	4,175,125
10,875,000	CO High Plains Metropolitan District[1]	6.250		12/01/2035	7,923,743
495,000	CO Horse Creek Metropolitan District[1]	5.750		12/01/2036	338,946
55,000	CO Hsg. & Finance Authority[1]	6.400		11/01/2024	55,056
225,000	CO Hsg. & Finance Authority[1]	8.400		10/01/2021	237,605
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800		04/01/2030	5,123
500,000	CO Huntington Trails Metropolitan District[1]	6.250		12/01/2036	440,875
1,700,000	CO Huntington Trails Metropolitan District[1]	8.250		12/01/2037	1,455,608
2,500,000	CO International Center Metropolitan District No. 3[1]	6.500		12/01/2035	1,788,875
1,128,000	CO Liberty Ranch Metropolitan District[1]	6.250		12/01/2036	818,623
1,875,000	CO Madre Metropolitan District No. 2[1]	5.500		12/01/2036	1,090,706
2,800,000	CO Mountain Shadows Metropolitan District[1]	5.625		12/01/2037	1,858,668
1,700,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[1]	6.000	[6]	11/01/2033	1,565,122
3,000,000	CO Murphy Creek Metropolitan District No. 3[3]	6.000		12/01/2026	1,495,020
10,060,000	CO Murphy Creek Metropolitan District No. 3	6.125		12/01/2035	4,964,308
2,275,000	CO Neu Towne Metropolitan District[2,3]	7.250		12/01/2034	681,135
1,290,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2018	1,198,604
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500		12/15/2037	783,420
4,500,000	CO Northwest Metropolitan District No. 3[1]	6.125		12/01/2025	3,646,800
7,855,000	CO Northwest Metropolitan District No. 3[1]	6.250		12/01/2035	5,877,111
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[4]	12/15/2017	4,514,995
1,590,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	1,131,237
320,000	CO Potomac Farms Metropolitan District[1]	7.625		12/01/2023	287,677
810,000	CO Prairie Center Metropolitan District No. 3[1]	5.250		12/15/2021	688,954
1,250,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	941,063
985,000	CO Prairie Center Metropolitan District No. 3[1]	5.400		12/15/2031	741,557
2,275,000	CO Regency Metropolitan District[1]	5.750		12/01/2036	1,580,056
16,250,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2034	14,943,338
17,500,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000		01/15/2041	15,821,050
3,500,000	CO Regional Transportation District COP (Denver Transportation Partners)[1]	5.375		06/01/2031	3,427,690
1,750,000	CO Serenity Ridge Metropolitan District No. 2	7.500		12/01/2034	838,950
1,320,000	CO Silver Peaks Metropolitan District[1]	5.750		12/01/2036	892,188
10,175,000	CO Sorrell Ranch Metropolitan District[1]	5.750		12/01/2036	7,601,234
23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$1,720,000	CO Sorrell Ranch Metropolitan District	6.750%		12/15/2036	$1,363,977
1,330,000	CO Stoneridge Metropolitan District[1]	5.625		12/01/2036	906,807
2,059,000	CO Tallgrass Metropolitan District[1]	5.250		12/01/2037	1,559,178
8,000,000	CO Talon Pointe Metropolitan District[1]	8.000		12/01/2039	7,179,760
655,000	CO Todd Creek Farms Metropolitan District No. 1	6.125		12/01/2019	325,790
695,000	CO Traditions Metropolitan District No. 2[1]	5.750		12/01/2036	547,125
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[7]	12/15/2037	3,137,138
3,780,000	CO Waterview I Metropolitan District[1]	8.000		12/15/2032	3,345,640
500,000	CO Wheatlands Metropolitan District[1]	6.000		12/01/2025	399,950
2,500,000	CO Wheatlands Metropolitan District[1]	6.125		12/01/2035	1,819,475
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	3,612,480
3,875,000	CO Woodmen Heights Metropolitan District No. 1	6.750		12/01/2020	1,906,190
21,195,000	CO Woodmen Heights Metropolitan District No. 1	7.000		12/01/2030	10,164,698
500,000	CO Wyndham Hill Metropolitan District[1]	6.250		12/01/2025	401,415
892,000	CO Wyndham Hill Metropolitan District[1]	6.375		12/01/2035	660,927
18,510,000	Colorado Springs, CO Urban Renewal (University Village Colorado)[1]	7.000		12/01/2029	15,191,527
75,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.250		10/01/2032	61,487,910
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[1]	5.750		10/01/2032	30,678,560
950,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.000		12/01/2030	867,312
1,700,000	Denver, CO International Business Center Metropolitan District No. 1[1]	5.375		12/01/2035	1,578,025
375,000	Eagle County, CO Airport Terminal Corp.[1]	5.250		05/01/2020	341,366
750,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	701,745

					303,977,886

Connecticut—0.1%
145,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150		04/01/2035	137,741
125,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150		04/01/2035	118,743
55,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	6.500		07/01/2012	55,172
20,000	CT H&EFA (St. Mary’s Hospital Corp.)[1]	5.500		07/01/2012	19,708
470,000	Georgetown, CT Special Taxing District	5.125		10/01/2036	226,968
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B	5.500		09/01/2036	1,488,488
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750		09/01/2027	695,625
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B8	6.500		09/01/2031	2,385,000
1,610,000	West Haven, CT Hsg. Authority (Meadow Landing Apartments)[1]	6.000		01/01/2028	1,487,672

					6,615,117
24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Delaware—0.1%
$1,461,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450%		07/01/2035	$945,632
55,000	DE Hsg. Authority (Single Family Mtg.)[1]	6.000		07/01/2032	55,014
6,939,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	4,608,051

					5,608,697

District of Columbia—2.9%
5,000,000	District of Columbia (National Public Radio)[1]	5.000		04/01/2035	4,712,150
28,525,000	District of Columbia (National Public Radio)[5]	5.000		04/01/2043	26,422,617
60,000	District of Columbia HFA (Benning Road Apartments)[1]	6.300		01/01/2012	59,265
100,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	94,974
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	30,663,971
515,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.367	[4]	06/15/2046	12,432,100
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[4]	06/15/2055	7,937,674
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[4]	06/15/2055	5,844,700
29,315,000	Metropolitan Washington D.C. Airport Authority[5]	5.000		10/01/2032	26,828,664
16,615,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	1.060	[4]	10/01/2041	11,609,399
31,990,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[7]	10/01/2044	17,898,085
12,100,000	Metropolitan Washington D.C. Airport Authority, Series B5	5.000		10/01/2034	11,175,420

					155,679,019

Florida—16.8%
1,040,000	Aberdeen, FL Community Devel. District[3]	5.250		11/01/2015	563,368
300,000	Aberdeen, FL Community Devel. District[1,3]	5.500		11/01/2011	164,580
22,500,000	Aberdeen, FL Community Devel. District[3]	5.500		05/01/2036	10,941,075
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)[1]	5.875		11/15/2042	5,824,000
5,350,000	Amelia Concourse, FL Community Devel. District[2,3]	5.750		05/01/2038	2,019,839
265,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	237,676
13,835,000	Arlington Ridge, FL Community Devel. District	5.500		05/01/2036	5,460,675
2,200,000	Avelar Creek, FL Community Devel. District[1]	5.375		05/01/2036	1,590,358
1,045,000	Avignon Villages, FL Community Devel. District[2,3]	5.300		05/01/2014	259,787
755,000	Avignon Villages, FL Community Devel. District[2,3]	5.400		05/01/2037	187,693
1,000,000	Bahia Lakes, FL Community Devel. District[1]	5.450		05/01/2037	752,370
2,545,000	Bainebridge, FL Community Devel. District[1]	5.500		05/01/2038	1,514,530
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500		02/01/2030	9,553,854
2,250,000	Bay Laurel Center, FL Community Devel. District Special Assessment[1]	5.450		05/01/2037	1,705,095
25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$225,000	Bayshore, FL Hsg. Corp.[2,3]	8.000%	12/01/2016	$73,953
4,340,000	Baywinds, FL Community Devel. District[1]	4.900	05/01/2012	3,155,571
10,415,000	Baywinds, FL Community Devel. District[1]	5.250	05/01/2037	5,164,694
10,640,000	Bella Verde, FL Golf Community Devel. District[2,3]	7.250	05/15/2009	3,045,700
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.375	05/01/2034	8,226,600
9,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.500	05/01/2034	8,032,351
3,895,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000	05/01/2038	2,773,630
75,000	Broward County, FL Educational Facilities Authority (Pompano Oaks Apartments)[1]	6.000	12/01/2027	75,034
25,000	Broward County, FL HFA (Cross Keys Apartments)[1]	5.750	10/01/2028	23,069
12,475,000	Broward County, FL HFA (Pembroke Village Apartments)[1]	7.000	06/01/2046	12,334,656
370,000	Broward County, FL HFA (Single Family)[1]	5.000	10/01/2039	370,888
15,000	Broward County, FL HFA (Stirling Apartments)[1]	5.600	10/01/2018	15,001
125,000	Broward County, FL HFA (Stirling Apartments)	5.750	04/01/2038	115,036
5,855,000	Buckeye Park, FL Community Devel. District[2,3]	7.875	05/01/2038	2,562,089
785,000	Cascades, FL Groveland Community Devel. District[1]	5.300	05/01/2036	510,980
25,500,000	CFM, FL Community Devel. District, Series A2,3	6.250	05/01/2035	10,603,155
2,500,000	Chapel Creek, FL Community Devel. District Special Assessment[2,3]	5.200	05/01/2011	821,500
3,665,000	Chapel Creek, FL Community Devel. District Special Assessment[2,3]	5.250	05/01/2015	1,204,319
12,480,000	Chapel Creek, FL Community Devel. District Special Assessment[2,3]	5.500	05/01/2038	4,100,928
4,100,000	City Center, FL Community Devel. District[2,3]	6.000	05/01/2038	1,739,671
7,430,000	City Center, FL Community Devel. District[2,3]	6.125	05/01/2036	3,152,846
26,530,000	Clearwater Cay, FL Community Devel. District[2,3]	5.500	05/01/2037	10,073,441
55,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	53,205
16,095,000	Concord Stations, FL Community Devel. District[1]	5.300	05/01/2035	8,563,989
3,775,000	Connerton West, FL Community Devel. District[2,3]	5.125	05/01/2016	1,432,235
4,310,000	Connerton West, FL Community Devel. District[2,3]	5.400	05/01/2038	1,667,539
4,910,000	Copperstone, FL Community Devel. District[1]	5.200	05/01/2038	3,302,417
7,400,000	Cordoba Ranch, FL Community Devel. District Special Assessment[2,3]	5.550	05/01/2037	2,791,280
3,230,000	Creekside, FL Community Devel. District[2,3]	5.200	05/01/2038	1,352,401
2,625,000	Crosscreek, FL Community Devel. District	5.500	05/01/2017	982,275
1,255,000	Crosscreek, FL Community Devel. District	5.600	05/01/2039	469,621
9,300,000	Cypress Creek of Hillsborough County, FL Community Devel. District[1]	5.350	05/01/2037	4,397,970
26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050%		11/01/2039	$43,278
30,000	Dade County, FL HFA (Green Vista Apartments)[1]	6.125		07/01/2029	30,004
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650		09/01/2017	90,089
7,342	Dade County, FL HFA (Single Family Mtg.)[1]	6.100		04/01/2027	7,323
1,600,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000		06/01/2022	1,487,456
115,000	Dade County, FL Res Rec[1]	5.500		10/01/2013	115,302
7,745,000	Deer Run, FL Community Devel. District Special Assessment[1]	7.625		05/01/2039	5,849,566
2,730,000	Durbin Crossing, FL Community Devel. District Special Assessment	5.250		11/01/2015	2,002,946
3,310,000	East Homestead, FL Community Devel. District[1]	5.375		05/01/2036	2,358,772
2,205,000	East Park, FL Community Devel. District Special Assessment[2,3]	7.500		05/01/2039	1,842,476
1,075,000	Easton Park, FL Community Devel. District[1]	5.200		05/01/2037	766,454
20,960,000	Fiddler’s Creek, FL Community Devel. District No. 2[2,3]	6.000		05/01/2038	6,690,432
175,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500		08/01/2019	145,418
26,200,000	FL Capital Trust Agency (AHF Florida LLC)	8.125		10/01/2038	2,381,580
3,085,000	FL Capital Trust Agency (American Opportunity)	5.750		06/01/2023	986,706
2,000,000	FL Capital Trust Agency (American Opportunity)	5.875		06/01/2038	639,680
940,000	FL Capital Trust Agency (American Opportunity)[3]	7.250		06/01/2038	186,628
7,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2,3]	7.000		07/15/2032	3,382,120
13,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2,3]	8.260		07/15/2038	6,282,510
1,750,000	FL Capital Trust Agency (Miami Community Charter School)[1]	7.000		10/15/2040	1,515,413
2,405,000	FL Gateway Services Community Devel. District (Sun City Center)[1]	6.500		05/01/2033	2,129,772
30,000	FL HFA (Hsg. Partners of Panama City)[1]	5.700		05/01/2037	25,658
100,000	FL HFA (Mar Lago Village Apartments)[1]	5.900		12/01/2027	93,130
115,000	FL HFA (Reserve at Kanapaha)[1]	5.700		07/01/2037	97,711
20,000	FL HFA (Spinnaker Cove Apartments)[1]	6.500		07/01/2036	19,023
1,345,000	FL HFA (St. Cloud Village Associates)	8.000		02/15/2030	1,058,730
95,000	FL HFA (Stoddert Arms Apartments)[1]	6.250		09/01/2026	91,608
50,000	FL HFA (Willow Lake Apartments)[1]	5.250		01/01/2021	46,729
100,000	FL HFA (Willow Lake Apartments)[1]	5.350		07/01/2027	88,677
100,000	FL HFC (Ashton Point Apartments)[1]	5.750		07/01/2036	99,996
105,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	97,105
20,000	FL HFC (East Lake Apartments)[1]	5.050		10/01/2026	17,573
45,000	FL HFC (Grande Pointe Apartments)[1]	6.000		07/01/2038	45,005
95,000	FL HFC (Homeowner Mtg.)	5.573	[4]	01/01/2029	31,266
10,000	FL HFC (Homeowner Mtg.)[1]	6.250		07/01/2022	10,124
145,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	129,105
25,000	FL HFC (Mystic Pointe II)[1]	6.100		12/01/2035	25,172
25,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	23,974
27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$10,000	FL HFC (River Trace Senior Apartments)[1]	5.800%	01/01/2041	$10,000
10,000	FL HFC (Sanctuary Winterlakes)[1]	5.850	09/01/2026	10,027
20,000	FL HFC (Sheridan Place of Bredenton)[1]	5.500	10/01/2036	19,835
190,000	FL HFC (Spring Harbor Apartments)[1]	5.900	08/01/2039	169,900
10,000	FL HFC (Sundance Pointe Associates)[1]	5.850	02/01/2037	10,000
10,000	FL HFC (Villas De Mallorca)[1]	5.750	07/01/2027	10,065
4,965,000	FL HFC (Westchase Apartments)	6.610	07/01/2038	3,437,468
8,485,000	FL Island at Doral III Community Devel. District Special Assessment[1]	5.900	05/01/2035	7,340,204
3,400,000	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	2,426,546
1,555,000	FL New Port Tampa Bay Community Devel. District[2,3]	5.300	11/01/2012	476,919
24,390,000	FL New Port Tampa Bay Community Devel. District[2,3]	5.875	05/01/2038	7,480,413
1,500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	854,250
1,460,000	FL Parker Road Community Devel. District	5.600	05/01/2038	788,809
1,495,000	Flora Ridge, FL Educational Facilities Benefit District[1]	5.300	05/01/2037	1,081,229
5,548,132	Forest Creek, FL Community Devel. District[1,3]	5.450	05/01/2036	3,404,056
1,525,000	Forest Creek, FL Community Devel. District[1]	5.450	05/01/2036	1,246,581
110,000	Forest Creek, FL Community Devel. District[1]	7.000	11/01/2013	105,558
8,265,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[1]	7.375	03/01/2030	7,671,904
15,600,000	Grand Bay at Doral, FL Community Devel. District[3]	6.000	05/01/2017	5,450,640
8,735,000	Grand Bay at Doral, FL Community Devel. District[3]	6.000	05/01/2039	3,052,009
12,200,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[2,3]	5.500	05/01/2038	5,243,560
2,820,000	Greyhawk Landing, FL Community Devel. District Special Assessment[1]	7.000	05/01/2033	2,679,733
5,765,000	Hammocks, FL Community Devel. District Special Assessment[1]	5.500	05/01/2037	4,287,315
3,700,000	Harrison Ranch, FL Community Devel. District[1]	5.300	05/01/2038	2,739,887
11,180,000	Heritage Bay, FL Community Devel. District[1]	5.500	05/01/2036	8,755,841
17,560,000	Heritage Harbour North, FL Community Devel. District[1]	6.375	05/01/2038	13,866,254
1,910,000	Heritage Plantation, FL Community Devel. District[2,3]	5.100	11/01/2013	762,854
3,480,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	1,389,912
930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A2,3	5.500	05/01/2036	355,427
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.125	11/15/2032	12,511,665
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[5]	5.250	11/15/2036	9,267,900
11,765,000	Highlands, FL Community Devel. District[2,3]	5.550	05/01/2036	5,953,443
18,700,000	Hillsborough County, FL IDA (H. Lee Moffitt Cancer Center)[1]	5.000	07/01/2031	16,514,531
28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125%	04/01/2030	$1,786,620
8,755,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.700	07/01/2021	8,473,352
6,035,000	Hillsborough County, FL IDA (Senior Care Group)[1]	6.750	07/01/2029	5,420,577
11,120,000	Indigo, FL Community Devel. District	5.750	05/01/2036	6,128,566
2,800,000	Keys Cove, FL Community Devel. District[1]	5.500	05/01/2036	2,135,980
1,140,000	Keys Cove, FL Community Devel. District[1]	5.875	05/01/2035	1,004,408
905,000	Lake Frances, FL Community Devel. District Special Assessment[2,3]	5.300	05/01/2037	538,385
17,000,000	Lakeland, FL Energy System[5]	5.250	10/01/2036	15,908,600
200,000	Lakeland, FL Energy System[1,9]	5.250	10/01/2036	187,160
2,000,000	Lakeside Landings, FL Devel. District[2,3]	5.250	05/01/2013	818,400
750,000	Lakeside Landings, FL Devel. District[2,3]	5.500	05/01/2038	306,900
9,105,000	Lakewood Ranch, FL Stewardship District[1]	5.500	05/01/2036	6,135,222
17,820,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	11,962,388
45,813	Largo, FL Sun Coast Health System (Sun Coast Hospital)[2,3]	6.200	03/01/2013	—
5,000	Lee County, FL IDA (Cypress Cove Healthpark)[1]	6.250	10/01/2017	4,411
1,100,000	Legends Bay, FL Community Devel. District	5.500	05/01/2014	837,672
4,160,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	2,754,752
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[1]	6.750	09/01/2028	79,935
1,350,000	Liberty County, FL Revenue (Twin Oaks)[1]	8.250	07/01/2028	1,325,808
7,930,000	Madeira, FL Community Devel. District	5.250	11/01/2014	5,487,639
7,935,000	Madeira, FL Community Devel. District	5.450	05/01/2039	4,893,356
1,480,000	Madison County, FL Mtg. (Twin Oaks)[1]	6.000	07/01/2025	1,262,840
5,000,000	Magnolia Creek, FL Community Devel. District[2,3]	5.600	05/01/2014	2,398,500
5,360,000	Magnolia Creek, FL Community Devel. District[2,3]	5.900	05/01/2039	2,571,192
2,810,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	1,608,697
2,900,000	Main Street, FL Community Devel. District[1]	6.800	05/01/2038	2,165,169
14,255,000	Martin County, FL IDA (Indiantown Cogeneration)	7.875	12/15/2025	14,347,658
1,070,000	Martin County, FL IDA (Indiantown Cogeneration)	8.050	12/15/2025	1,076,955
3,920,000	Mediterranea, FL Community Devel. District Special Assessment[2,3]	5.600	05/01/2037	1,939,224
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[5]	5.000	10/01/2040	12,848,850
10,000,000	Miami-Dade County, FL School Board COP[5]	5.000	02/01/2027	9,721,100
10,000,000	Miami-Dade County, FL School Board COP[5]	5.250	02/01/2027	9,989,300
50,000,000	Miami-Dade County, FL School Board COP[5]	5.375	02/01/2034	48,998,000
18,820,000	Miromar Lakes, FL Community Devel. District[1]	6.875	05/01/2035	14,523,394
9,550,000	Miromar Lakes, FL Community Devel. District[1]	7.375	05/01/2032	8,034,320
29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$14,140,000	Montecito, FL Community Devel. District[2,3]	5.100%	05/01/2013	$5,865,272
5,525,000	Montecito, FL Community Devel. District	5.500	05/01/2037	2,291,770
665,000	Moody River, FL Estates Community Devel. District[1]	5.350	05/01/2036	383,545
16,285,000	Myrtle Creek, FL Improvement District Special Assessment[1]	5.200	05/01/2037	10,745,006
11,025,000	Nassau County, FL (Nassau Care Centers)[1]	6.900	01/01/2038	9,085,482
5,305,000	Naturewalk, FL Community Devel. District	5.300	05/01/2016	2,651,439
6,320,000	Naturewalk, FL Community Devel. District	5.500	05/01/2038	3,158,736
14,380,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[1]	5.450	05/01/2026	11,692,666
3,930,000	Oak Creek, FL Community Devel. District Special Assessment[1]	5.800	05/01/2035	3,006,568
2,750,000	Oakmont Grove, FL Community Devel. District Special Assessment[2,3]	5.250	05/01/2012	958,925
4,595,000	Oakmont Grove, FL Community Devel. District Special Assessment[2,3]	5.400	05/01/2038	1,602,277
3,200,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[1]	5.375	05/01/2014	3,066,848
1,535,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	8.875	07/01/2021	1,558,516
3,200,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[1]	9.000	07/01/2031	3,247,744
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500	07/01/2032	597,998
6,020,000	Orange County, FL HFA (Dunwoodie Apartments)	6.500	07/01/2035	3,437,721
15,000	Orange County, FL HFA (Homeowner)[1]	5.550	09/01/2033	15,370
100,000	Orange County, FL HFA (Loma Vista)[1]	5.450	09/01/2024	90,281
3,000,000	Orange County, FL HFA (Loma Vista)[1]	5.500	03/01/2032	2,462,100
5,000	Orange County, FL HFA (Park Avenue Villas)[1]	5.250	09/01/2031	4,871
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[2,3]	7.000	07/01/2036	1,868,700
13,000,000	Palm Beach County, FL Health Facilities Authority (Bethesda Healthcare System)[1]	5.250	07/01/2040	11,919,050
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100	08/01/2029	55,025
13,790,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	7,928,423
2,700,000	Palm Glades, FL Community Devel. District[1]	5.300	05/01/2036	1,973,592
6,500,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125	05/01/2039	4,996,810
1,850,000	Palm River, FL Community Devel. District[2,3]	5.150	05/01/2013	734,450
1,565,000	Palm River, FL Community Devel. District[2,3]	5.375	05/01/2036	621,305
1,570,000	Panther Trails, FL Community Devel. District[1]	5.600	05/01/2036	1,389,654
1,500,000	Parkway Center, FL Community Devel. District, Series A1	6.300	05/01/2034	1,113,615
6,365,000	Pine Ridge Plantation, FL Community Devel. District[2,3]	5.400	05/01/2037	3,976,979
30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$4,625,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1]	5.650%	05/01/2037	$3,565,043
35,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.200	03/01/2037	31,415
1,805,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000	05/01/2037	1,454,252
2,100,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	1,655,892
10,500,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	4,838,820
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[2,3]	5.500	05/01/2038	1,199,596
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[2,3]	5.600	05/01/2036	1,738,432
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[2,3]	5.200	05/01/2017	399,200
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[2,3]	5.400	05/01/2038	780,436
1,855,000	Portofino Springs, FL Community Devel. District Special Assessment[2,3]	5.500	05/01/2038	796,723
2,470,000	Portofino Vista, FL Community Devel. District[2,3]	5.000	05/01/2013	986,271
3,410,000	Quarry, FL Community Devel. District[1]	5.500	05/01/2036	2,543,724
475,000	Renaissance Commons, FL Community Devel. District, Series A1	5.600	05/01/2036	361,637
6,645,000	Renaissance, FL Community Devel. District[1]	7.000	05/01/2033	6,034,723
7,200,000	Reunion East, FL Community Devel. District[2,3]	5.800	05/01/2036	3,515,760
10,000,000	Reunion East, FL Community Devel. District, Series A	7.375	05/01/2033	6,789,700
27,835,000	Reunion West, FL Community Devel. District[3]	6.250	05/01/2036	14,193,902
6,415,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	3,215,583
9,195,000	River Bend, FL Community Devel. District[2,3]	5.450	05/01/2035	3,813,810
5,945,000	River Bend, FL Community Devel. District[2,3]	7.125	11/01/2015	2,551,594
7,890,000	River Glen, FL Community Devel. District Special Assessment[2,3]	5.450	05/01/2038	3,044,041
3,495,000	Riverwood Estates, FL Community Devel. District Special Assessment[2,3]	5.350	05/01/2037	600,791
2,945,000	Rolling Hills, FL Community Devel. District[1]	5.125	11/01/2013	1,794,094
8,615,000	Rolling Hills, FL Community Devel. District[1]	5.450	05/01/2037	4,692,246
200,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	94,620
2,000,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	1,761,600
27,450,000	Sarasota, FL National Community Devel. District Special Assessment[2,3]	5.300	05/01/2039	5,487,255
4,475,000	Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	3,872,710
6,850,000	Shingle Creek, FL Community Devel. District[2,3]	6.100	05/01/2025	2,683,145
25,060,000	Shingle Creek, FL Community Devel. District[2,3]	6.125	05/01/2037	9,816,002
31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$870,000	Six Mile Creek, FL Community Devel. District[10]	5.500%	05/01/2017	$281,967
8,625,000	Six Mile Creek, FL Community Devel. District[10]	5.875	05/01/2038	2,795,363
6,900,000	South Bay, FL Community Devel. District[2,3]	5.125	11/01/2009	2,203,170
14,510,000	South Bay, FL Community Devel. District[2,3]	5.375	05/01/2013	3,145,768
16,775,000	South Bay, FL Community Devel. District[2,3]	5.950	05/01/2036	5,356,258
11,205,000	South Fork East, FL Community Devel. District[1]	5.350	05/01/2036	7,930,003
3,615,000	South Fork East, FL Community Devel. District[2,3]	6.500	05/01/2038	1,515,408
5,290,000	South Fork East, FL Community Devel. District	7.000	11/01/2015	3,933,221
4,000,000	St. John’s Forest, FL Community Devel. District, Series A1	6.125	05/01/2034	3,227,480
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)[1]	5.375	01/01/2040	2,229,210
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875	08/01/2040	3,284,015
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	3,315,410
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	683,810
4,610,000	Stoneybrook, FL South Community Devel. District	5.800	05/01/2039	1,958,328
2,500,000	Summerville, FL Community Devel. District[2,3]	5.500	05/01/2036	1,127,475
5,800,000	Sweetwater Creek, FL Community Devel. District[10]	5.500	05/01/2038	2,606,520
16,765,000	Tern Bay, FL Community Devel. District[2,3]	5.000	05/01/2015	4,135,926
19,075,000	Tern Bay, FL Community Devel. District[2,3]	5.375	05/01/2037	4,705,803
33,650,000	Tolomato, FL Community Devel. District Special Assessment	6.650	05/01/2040	22,415,611
2,835,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	1,827,838
4,950,000	Treeline, FL Preservation Community Devel. District[1]	6.800	05/01/2039	2,317,095
725,000	Turnbull Creek, FL Community Devel. District Special Assessment[1]	5.250	05/01/2037	439,626
1,370,000	Two Creeks, FL Community Devel. District[1]	5.250	05/01/2037	838,892
10,415,000	Verandah East, FL Community Devel. District[1]	5.400	05/01/2037	4,879,844
7,685,000	Verano Center, FL Community Devel. District[1]	5.375	05/01/2037	4,151,360
2,500,000	Villa Portofino East, FL Community Devel. District[1]	5.200	05/01/2037	1,778,175
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2,3]	5.550	05/01/2039	636,523
1,955,000	Villages of Westport, FL Community Devel. District	5.400	05/01/2020	1,297,553
8,340,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	4,656,472
2,730,000	Villagewalk of Bonita Springs, FL Community Devel. District[1]	5.150	05/01/2038	1,644,006
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[2,3]	5.125	05/01/2013	1,304,876
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[2,3]	5.500	05/01/2037	994,615
3,735,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.125	11/01/2014	2,295,045
32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,270,000	Watergrass, FL Community Devel. District Special Assessment[1]	5.375%	05/01/2039	$1,110,280
3,190,000	Waterlefe, FL Community Devel. District Golf Course[2,3]	8.125	10/01/2025	26,477
6,425,000	Waters Edge, FL Community Devel. District[2,3]	5.350	05/01/2039	2,825,073
3,025,000	Waters Edge, FL Community Devel. District[2,3]	5.400	05/01/2039	1,330,093
14,800,000	Waterstone, FL Community Devel. District[2,3]	5.500	05/01/2018	5,911,120
2,800,000	West Villages, FL Improvement District	5.350	05/01/2015	2,115,624
15,275,000	West Villages, FL Improvement District[2,3]	5.500	05/01/2037	6,757,202
20,900,000	West Villages, FL Improvement District	5.500	05/01/2038	9,667,713
18,550,000	West Villages, FL Improvement District	5.800	05/01/2036	8,604,603
14,925,000	Westridge, FL Community Devel. District[2,3]	5.800	05/01/2037	5,659,560
11,210,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	4,545,543
17,340,000	Westside, FL Community Devel. District	7.200	05/01/2038	7,074,547
2,085,000	World Commerce, FL Community Devel. District Special Assessment[2,3]	5.500	05/01/2038	667,471
1,000,000	World Commerce, FL Community Devel. District Special Assessment[2,3]	6.500	05/01/2036	321,590
7,420,000	Wyld Palms, FL Community Devel. District[2,3]	5.400	05/01/2015	2,289,812
4,340,000	Wyld Palms, FL Community Devel. District[2,3]	5.500	05/01/2038	1,339,324
3,830,000	Zephyr Ridge, FL Community Devel. District[2,3]	5.250	05/01/2013	1,519,361
2,665,000	Zephyr Ridge, FL Community Devel. District[2,3]	5.625	05/01/2037	1,057,206

				887,496,540

Georgia—1.6%
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	60,032
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	25,010
40,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[1]	6.250	05/15/2016	38,526
3,245,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2014	2,946,492
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)	6.250	07/01/2036	1,882,680
4,500,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	4,467,420
775,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	756,191
140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)[2,3]	4.250	04/01/2026	50,569
270,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[1]	7.375	04/01/2018	244,634
25,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[1]	7.300	12/01/2013	27,304
50,000	Crisp County, GA Devel. Authority (International Paper Company)[1]	6.200	02/01/2020	50,513
33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$455,000	East Point, GA (Camp Creek), Series B1	8.000%	02/01/2026	$455,191
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[5]	5.000	06/15/2029	29,795,736
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[5]	5.250	06/15/2037	12,680,479
6,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2027	4,058,460
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.125	07/01/2042	598,490
2,770,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[1]	5.000	07/01/2029	1,810,223
10,000	GA Hsg. and Finance Authority (Single Family Mtg.)[1]	5.400	12/01/2031	10,205
24,150,000	Irwin County, GA COP	8.000	08/01/2037	19,305,269
2,000,000	Marietta, GA Devel. Authority (University Facilities)[1]	7.000	06/15/2039	1,860,880
430,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	6.850	01/01/2019	425,838
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2024	1,031,811
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)[1]	7.400	01/01/2034	2,815,780

				85,397,733

Hawaii—0.2%
1,750,000	HI Dept. of Budget & Finance Special Purpose (15 Craigside)	9.000	11/15/2044	1,931,808
400,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625	11/15/2027	342,612
6,950,000	HI Dept. of Transportation (Continental Airlines)[1]	7.000	06/01/2020	6,902,184

				9,176,604

Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.350	01/01/2025	5,000
20,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.200	07/01/2025	20,182
2,000,000	Nampa, ID Local Improvement District No. 148[1]	6.625	09/01/2030	1,858,520

				1,883,702

Illinois—6.9%
1,400,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	1,129,534
1,750,000	Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)	5.700	05/01/2036	1,334,393
4,100,000	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[1]	6.600	01/01/2035	3,113,663
30,685,000	Caseyville, IL Tax (Forest Lakes)	7.000	12/30/2022	18,332,140
65,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	63,351
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125	02/20/2042	35,258
16,845,000	Chicago, IL O’Hare International Airport (Delta Airlines)[1]	6.450	05/01/2018	16,056,486
10,032,000	Cortland, IL Special Tax (Sheaffer System)	5.500	03/01/2017	6,218,636
915,000	Country Club Hills, IL GO1	5.000	12/01/2026	792,280
34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$965,000	Country Club Hills, IL GO1	5.000%	12/01/2027	$820,289
1,010,000	Country Club Hills, IL GO1	5.000	12/01/2028	845,229
1,060,000	Country Club Hills, IL GO1	5.000	12/01/2029	874,108
1,120,000	Country Club Hills, IL GO1	5.000	12/01/2030	909,978
1,175,000	Country Club Hills, IL GO1	5.000	12/01/2031	938,320
2,425,000	Country Club Hills, IL GO1	5.000	12/01/2032	1,908,402
1,500,000	Deerfield, IL Educational Facilities (Chicagoland Jewish High School)[2,3]	6.000	05/01/2041	747,450
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	741,140
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2,3]	5.375	03/01/2016	1,947,375
1,375,000	Godfrey, IL (United Methodist Village)[1]	5.875	11/15/2029	778,044
6,165,000	Harvey, IL GO	5.500	12/01/2027	5,442,462
2,500,000	Harvey, IL GO	5.625	12/01/2032	2,178,300
16,046	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	8.250	08/01/2012	12,605
285,000	IL Devel. Finance Authority Solid Waste (WSREC)[1]	8.250	04/01/2023	285,633
11,300,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500	12/01/2037	9,278,882
41,175,000	IL Finance Authority (Advocate Health Care)[5]	5.375	04/01/2044	37,872,329
11,000,000	IL Finance Authority (Advocate Health Care)[5]	5.375	04/01/2044	10,117,659
685,000	IL Finance Authority (Advocate Health Care)[1]	5.375	04/01/2044	630,056
20,000,000	IL Finance Authority (Advocate Health Care)[5]	5.500	04/01/2044	18,756,779
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375	09/01/2035	2,539,578
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)[1]	4.625	07/01/2027	103,410
1,200,000	IL Finance Authority (Central Baptist Village)[1]	5.375	11/15/2039	870,648
5,000,000	IL Finance Authority (Central Dupage Health System/Central Dupage Hospital Assoc.)[5]	5.375	11/01/2039	4,644,700
12,500,000	IL Finance Authority (Central Dupage Health)[5]	5.500	11/01/2039	11,827,000
4,000,000	IL Finance Authority (Clare Oaks)[1]	6.000	11/15/2039	2,734,760
1,000,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	757,280
2,250,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2027	1,837,868
2,750,000	IL Finance Authority (Franciscan Communities)[1]	5.500	05/15/2037	2,064,343
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.375	02/15/2025	1,690,180
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	1,529,060
30,000,000	IL Finance Authority (Illinois River Energy)[1]	8.500	07/01/2019	17,818,200
850,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2026	695,054
1,500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	1,135,485
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.000	08/15/2024	2,446,171
35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[1]	5.125%	08/15/2028	$2,566,746
2,108,612	IL Finance Authority (Monarch Landing)[11]	7.000	12/01/2027	21
10,332,198	IL Finance Authority (Monarch Landing)[11]	7.000	12/01/2037	103
25,303,342	IL Finance Authority (Monarch Landing)[11]	7.000	12/01/2042	253
1,250,000	IL Finance Authority (Montgomery Place)[1]	5.500	05/15/2026	1,049,688
2,050,000	IL Finance Authority (Montgomery Place)[1]	5.750	05/15/2038	1,581,473
7,850,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	7,303,719
21,000,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	22,401,330
1,040,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	1,108,234
2,000,000	IL Finance Authority (Sedgebrook)[3,11]	6.000	11/15/2027	20
9,000,000	IL Finance Authority (Sedgebrook)[3,11]	6.000	11/15/2037	90
8,500,000	IL Finance Authority (Sedgebrook)[3,11]	6.000	11/15/2042	85
1,500,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2040	1,417,635
5,775,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2046	5,445,998
8,700,000	IL Health Facilities Authority[2,3]	6.900	11/15/2033	3,250,320
80,000	IL Health Facilities Authority (Delnor Community Resource Living)[1]	6.000	11/15/2017	74,864
5,780,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	5,482,446
40,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[5]	5.500	06/15/2050	36,569,600
7,140,000	Lake County, IL Special Service Area No. 8[3]	7.125	03/01/2037	3,434,554
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2036	300,975
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	7.125	01/01/2036	9,105,726
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)	5.750	03/01/2022	1,416,295
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)	6.125	03/01/2040	1,920,400
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)	5.750	03/01/2022	1,159,718
255,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[1]	7.750	10/15/2033	235,490
3,500,000	Plano, IL Special Service Area No. 5[1]	6.000	03/01/2036	2,759,540
3,745,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[1]	6.000	12/01/2041	2,794,519
6,125,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	3,817,896
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	140
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)[1]	6.625	06/01/2037	2,166,550
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	1,075,095
36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$16,165,000	Southwestern IL Devel. Authority (Local Government Programming)[1]	7.000%	10/01/2022	$14,825,083
6,565,000	Southwestern IL Devel. Authority (Village of Sauget)[1]	5.625	11/01/2026	4,452,711
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)[1]	8.250	12/01/2019	11,339,649
8,315,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	6,408,038
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[1]	6.250	12/30/2026	2,445,864
3,165,000	Volo Village, IL Special Service Area (Lancaster Falls)[1]	5.750	03/01/2036	2,390,809
5,524,000	Volo Village, IL Special Service Area (Remington Pointe)[1]	6.450	03/01/2034	4,603,149
5,115,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	4,261,102

				364,020,446

Indiana—2.1%
8,080,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[1,10]	6.500	07/01/2033	7,457,921
975,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[9]	8.000	12/01/2045	955,568
1,160,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[9]	9.000	12/01/2045	1,058,952
18,940,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)[1]	7.500	09/01/2019	12,326,341
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	3,860,841
14,700,000	Carmel, IN Redevel. District COP[1]	7.750	01/15/2030	15,219,351
11,830,000	Carmel, IN Redevel. District COP[1]	8.000	01/15/2035	12,379,858
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	5.500	09/01/2028	1,186,269
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	6.375	08/01/2029	5,136,148
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[2,3]	6.200	10/15/2025	7,750
600,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2030	584,460
1,000,000	Hammond, IN Local Public Improvement District[1]	6.750	08/15/2035	976,560
10,000	IN Bond Bank (Southwestern Bartholomew Water Corp.)	6.625	06/01/2012	10,021
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	1,044,843
3,485,000	IN Health & Educational Facilities Financing Authority (AH/SVH Obligated Group)[1]	5.000	11/15/2036	3,114,022
1,835,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	1,468,973
550,000	IN Pollution Control (General Motors Corp.)[2,3]	5.625	04/01/2011	170,500
9,365,000	Indianapolis, IN Multifamily Hsg. (Covered Bridge)[1,10]	6.500	04/01/2030	7,088,088
75,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[1]	5.600	04/01/2029	67,709
215,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[1]	5.625	12/01/2027	194,876
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[2,3]	6.500	07/01/2015	11,349
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[2,3]	7.250	07/01/2033	6,622,142
37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Indiana Continued
$60,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375%		11/01/2029	$59,992
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	5,974,934
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[1]	5.550		05/15/2019	215,400
5,675,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)[1]	6.250		01/01/2024	4,810,925
23,660,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250		07/01/2020	17,757,540
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000		07/01/2020	3,481,335

					113,242,668

Iowa—2.2%
500,000	Cedar Rapids, IA (Cottage Grove Place)	5.875		07/01/2028	339,405
2,545,000	Cedar Rapids, IA (Cottage Grove Place)	6.000		07/01/2014	2,348,882
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875		12/01/2036	4,006,988
350,000	IA Finance Authority (Amity Fellowserve)[1]	5.900		10/01/2016	327,086
790,000	IA Finance Authority (Amity Fellowserve)[1]	6.000		10/01/2028	616,326
940,000	IA Finance Authority (Amity Fellowserve)[1]	6.375		10/01/2026	794,225
2,190,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	1,801,363
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)	5.900		12/01/2028	689,353
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[1]	5.550		11/01/2041	778,610
1,270,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	858,901
36,910,000	IA Tobacco Settlement Authority[1]	5.375		06/01/2038	26,089,834
45,000,000	IA Tobacco Settlement Authority[1]	5.500		06/01/2042	29,624,400
190,800,000	IA Tobacco Settlement Authority	6.250	[4]	06/01/2046	3,445,848
360,990,000	IA Tobacco Settlement Authority	7.125	[4]	06/01/2046	5,761,400
60,000,000	IA Tobacco Settlement Authority (TASC)[1]	5.625		06/01/2046	39,421,800

					116,904,421

Kansas—0.1%
45,000	Goddard, KS Industrial Revenue (IFR Systems)[1]	6.250		05/01/2012	45,454
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[1]	5.500		11/15/2015	53,221
1,245,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[1]	7.950		10/15/2035	951,653
4,500,000	Olathe, KS Tax Increment (Gateway)	5.000		03/01/2026	2,128,005
2,500,000	Olathe, KS Transportation Devel. District (Gateway)	5.000		12/01/2028	1,135,200
2,475,000	Wyandotte County/Kansas City, KS Unified Government Industrial Devel. (Crestwood Apartments)[2,3]	6.950		06/01/2037	187,283

					4,500,816
38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Kentucky—0.4%
$15,000	Elizabethtown, KY Industrial Building (Elizabethtown Medical Rehabilitation)[1]	10.250%	12/01/2016	$15,059
2,455,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[1]	6.750	03/01/2029	2,153,452
14,000,000	KY EDFA (Baptist Healthcare System)[5]	5.375	08/15/2024	14,548,800
1,775,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (JHF/SMHC Obligated Group)[1]	6.125	02/01/2037	1,696,279

				18,413,590

Louisiana—1.6%
175,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	166,555
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	19,577
1,200,000	Juban Park, LA Community Devel. District Special Assessment	5.150	10/01/2014	1,100,844
3,600,000	LA CDA (Eunice Student Hsg. Foundation)	7.375	09/01/2033	2,314,296
11,415,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	11,909,612
960,000	LA Local Government EF&CD Authority (Cypress Apartments)[1]	8.000	04/20/2028	800,813
440,000	LA Local Government EF&CD Authority (Sharlo Apartments)[1]	8.000	06/20/2028	345,875
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[1]	6.375	10/01/2028	4,060,971
65,080,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	59,371,182
7,400,000	Lakeshore Villages, LA Master Community Devel. District[3]	5.250	07/01/2017	3,938,502
60,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	60,076

				84,088,303

Maine—0.3%
15,000	North Berwick, ME (Hussey Seating Company)	7.000	12/01/2013	15,016
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625	07/01/2020	4,547,376
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875	10/01/2026	11,792,552

				16,354,944

Maryland—0.3%
6,807,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500	07/01/2036	4,735,970
5,135,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000	06/01/2023	4,730,773
400,000	MD EDC Student Hsg. (University of Maryland)[1]	5.625	10/01/2023	293,532
8,500,000	MD EDC Student Hsg. (University of Maryland)[1]	5.750	10/01/2033	5,644,255
600,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300	01/01/2037	400,824
925,000	MD H&HEFA (Washington Christian Academy)[3]	5.500	07/01/2038	369,991
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[1]	5.250	01/01/2037	1,282,005

				17,457,350
39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Massachusetts—2.3%
$800,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625%		04/01/2019	$767,336
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[1]	5.625		04/01/2029	2,268,401
8,050,000	MA Devel. Finance Agency (Linden Ponds)[1]	5.750		11/15/2042	5,299,637
65,000	MA Devel. Finance Agency (May Institute)[1]	5.750		09/01/2029	53,955
250,000	MA Devel. Finance Agency (Regis College)[1]	5.250		10/01/2018	235,368
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200		11/01/2041	649,710
21,320,000	MA Educational Financing Authority, Series H5	6.350		01/01/2030	21,805,759
55,000	MA H&EFA (Holyoke Hospital)[1]	6.500		07/01/2015	50,595
1,350,000	MA H&EFA (North Adams Regional Hospital)	6.625		07/01/2018	695,790
6,300,000	MA H&EFA (Tufts Medical Center)[1]	5.000		05/15/2022	5,937,498
50,080,000	MA HFA, Series A5	5.250		07/01/2025	49,281,874
10,500,000	MA HFA, Series A5	5.300		06/01/2049	9,261,934
17,790,000	MA HFA, Series C1	5.350		12/01/2042	16,038,752
8,330,000	MA HFA, Series C5	5.400		12/01/2049	7,408,500
50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	38,493

					119,793,602

Michigan—3.4%
10,100,000	Detroit, MI City School District[5]	6.000		05/01/2029	10,025,866
100,000	Detroit, MI GO1	5.000		04/01/2014	94,611
5,850,000	Detroit, MI GO1	5.000		04/01/2021	4,714,047
225,000	Detroit, MI GO1	5.250		04/01/2014	221,513
2,600,000	Detroit, MI GO1	5.250		04/01/2016	2,384,174
350,000	Detroit, MI GO1	5.250		04/01/2017	314,843
1,000,000	Detroit, MI GO1	5.250		04/01/2020	840,890
2,000,000	Detroit, MI GO1	5.250		04/01/2020	1,681,780
2,210,000	Detroit, MI GO1	5.250		04/01/2021	1,819,139
100,000	Detroit, MI GO1	5.250		04/01/2023	78,521
40,000	Detroit, MI GO1	5.375		04/01/2015	39,930
3,305,000	Detroit, MI Local Devel. Finance Authority[1]	6.700		05/01/2021	1,928,368
2,060,000	Detroit, MI Local Devel. Finance Authority[1]	6.850		05/01/2021	1,202,195
585,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375		05/01/2018	344,963
35,035,000	Detroit, MI Sewer Disposal System[5]	0.803	[6]	07/01/2032	22,008,618
5,835,000	Detroit, MI Sewer Disposal System[1]	0.803	[6]	07/01/2032	3,665,489
750,000	East Lansing, MI Economic Corp. (Burcham Hills)[1]	5.250		07/01/2037	530,858
500,000	Kalamazoo, MI EDC (Heritage Community)[1]	5.500		05/15/2036	370,310
450,000	Macomb, MI Public Academy[1]	6.750		05/01/2037	371,520
1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	1,247,022
40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$1,400,000	MI Finance Authority (Old Redford Public School Academy)[1]	6.500%		12/01/2040	$1,289,806
4,000,000	MI Hospital Finance Authority (HFHS/HAPM/WH&MC Obligated Group)[1]	5.750		11/15/2039	3,698,960
13,320,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[5]	5.000		08/01/2035	11,903,551
2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[1]	5.000		07/15/2037	2,417,469
900,000	MI Public Educational Facilities Authority (American Montessori)[1]	6.500		12/01/2037	746,577
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,218,364
1,448,250	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,278,399
4,000,000	MI Strategic Fund Solid Waste (Genesee Power Station)[1]	7.500		01/01/2021	3,658,240
428,990,000	MI Tobacco Settlement Finance Authority	7.286	[4]	06/01/2052	3,389,021
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[4]	06/01/2058	12,469,510
1,625,000	Pontiac, MI City School District[1]	4.500		05/01/2020	1,434,696
52,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[5]	5.000		12/01/2029	47,467,148
15,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2034	12,251,850
10,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[5]	5.000		12/01/2034	8,907,454
14,310,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000		12/01/2029	11,922,663

					177,938,365

Minnesota—1.1%
863,298	Burnsville, MN Commercial Devel. (Holiday Inn)[2,3]	5.900		04/01/2008	32,805
3,000,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)[1]	5.700		07/01/2042	2,093,010
1,750,000	Cottage Grove, MN Senior Hsg.[1]	6.000		12/01/2046	1,479,310
2,000,000	Elysian, MN Senior Hsg. (Kingsway Ministries)	5.350		05/01/2042	1,397,740
1,000,000	Eveleth, MN Multifamily (Manor House Woodland)[1]	5.500		10/01/2025	810,020
2,000,000	Eveleth, MN Multifamily (Manor House Woodland)[1]	5.700		10/01/2036	1,470,520
2,160,000	Green Isle, MN Senior Hsg. (Kingsway Ministries)	5.500		05/01/2042	1,575,245
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500		04/01/2023	466,993
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850		12/01/2029	6,002,642
1,750,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)[1]	6.250		09/01/2040	1,613,343
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)[1]	8.500		12/01/2022	10,739,594
41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$9,545,000	Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)[2,3]	7.250%	12/01/2025	$1,920,931
47,015,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[2,3]	7.000	04/01/2025	470
16,400,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[2,3]	7.375	04/01/2025	164
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400	04/01/2028	576,153
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500	04/01/2042	3,876,306
500,000	Minneapolis, MN Tax Increment (Ivy Tower)[1]	5.500	02/01/2022	354,810
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)[1]	5.700	02/01/2029	615,870
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[1]	5.900	03/01/2019	842,031
80,000	New Hope, MN Multifamily (Chardon Court)	7.250	06/01/2026	44,762
25,000	Northfield, MN Lease (Village School of Northfield)[2,3]	6.500	12/01/2014	4,278
330,000	Northfield, MN Lease (Village School of Northfield)[2,3]	7.500	12/01/2024	49,140
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority[1]	5.450	07/01/2041	1,595,013
10,170,000	Otter Tail County, MN GO2,3	7.500	11/01/2019	2,504,769
1,000,000	Pine City, MN Health Care & Hsg. (North Branch)[1]	6.125	10/20/2047	874,300
3,700,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)[1]	6.625	12/01/2039	3,469,231
20,000	Rochester, MN Multifamily Hsg. (Eastridge Estates)[1]	7.750	12/15/2034	17,989
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.375	08/01/2021	734,841
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[1]	5.625	02/01/2031	622,070
80,000	St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)[1]	5.900	09/01/2020	70,904
1,265,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,031,114
1,903,858	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630	10/01/2033	1,590,730
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	2,419,500
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	5.750	09/01/2026	336,916
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	524,154
1,800,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	6.800	03/01/2029	1,612,530
1,214,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	7.000	03/01/2029	1,110,737
42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$805,000	St. Paul, MN Port Authority (Great Northern)[1]	6.000%	03/01/2030	$679,138
542,050	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[2,3]	8.000	12/01/2027	133,827
1,300,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	1,098,682

				56,392,582

Mississippi—0.3%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400	04/01/2039	176,680
2,900,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	2,784,203
4,440,000	MS Business Finance Corp. (Intrinergy Wiggins)[1]	8.000	01/01/2023	3,732,530
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,323,604
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,663,810
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[2,3]	7.500	10/01/2042	7,699,572
175,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	175,434

				17,555,833

Missouri—1.7%
250,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.500	03/01/2020	221,240
400,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.625	03/01/2025	321,428
580,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2012	574,473
500,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2016	455,800
500,000	Branson Hills, MO Infrastructure Facilities[1]	5.000	04/01/2017	440,480
730,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2022	569,969
750,000	Branson Hills, MO Infrastructure Facilities[1]	5.500	04/01/2027	523,583
4,900,000	Branson, MO Commerce Park Community Improvement District[1]	5.750	06/01/2026	3,708,369
2,485,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	1,952,887
13,000,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	10,851,620
1,665,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,422,310
2,470,000	Branson, MO IDA (Branson Landing)[1]	5.500	06/01/2029	1,873,322
24,220,000	Branson, MO IDA (Branson Shoppe Redevel.)[1]	5.950	11/01/2029	18,870,529
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	6.125	12/01/2036	392,268
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	1,061,388
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	869,385
200,000	Jackson County, MO IDA (Avila College)[1]	6.500	12/02/2025	196,252
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[1]	5.000	11/01/2023	1,052,488
500,000	Kansas City, MO IDA (Plaza Library)[1]	5.900	03/01/2024	456,930
1,324,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,070,838
43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Missouri Continued
$375,000	Kansas City, MO IDA (Woodbridge Apartments)	6.700%	08/01/2015	$367,061
3,750,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.400	06/01/2024	3,035,775
1,625,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.500	03/01/2021	1,394,705
750,000	Lees Summit, MO IDA (Kensington Farms)[1]	5.750	03/01/2029	573,038
2,365,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	1,913,025
3,240,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	1,919,020
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	1,879,490
2,620,000	MO Enright Arlington Community Improvement District[1]	5.400	03/01/2026	2,099,563
20,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	18,401
1,810,000	MO Good Shepard Nursing Home District[1]	5.900	08/15/2023	1,576,655
230,000	MO Grindstone Plaza Transportation Devel. District[1]	5.250	10/01/2021	175,007
400,000	MO Grindstone Plaza Transportation Devel. District[1]	5.400	10/01/2026	278,420
115,000	MO Grindstone Plaza Transportation Devel. District[1]	5.550	10/01/2036	70,987
3,915,000	MO HDC (Mansion Apartments Phase II)[1]	6.170	04/01/2032	3,082,945
5,000	MO HDC (Single Family Mtg.)[1]	5.500	09/01/2033	5,111
771,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	582,691
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.500	11/01/2027	1,638,280
10,000	St. Louis County, MO IDA (Century Garden Apartments)[1]	5.700	08/20/2039	10,003
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[1]	8.000	04/01/2033	4,404,815
2,461,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[1]	6.000	08/21/2026	1,935,306
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,489,742
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)	6.000	08/21/2026	1,264,306
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[1]	6.300	04/01/2027	2,494,560
2,429,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	1,824,616
1,600,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	1,172,752
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	803,322
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.700	04/01/2022	1,426,967
975,000	Stone Canyon, MO Improvement District (Infrastructure)[1]	5.750	04/01/2027	669,708
845,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.000	10/01/2019	829,875
2,225,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500	10/01/2029	2,083,090

				87,904,795
44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Montana—0.1%
$5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[1]	0.000%[7]	09/01/2031	$3,363,839
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.000	05/15/2025	951,368
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[1]	6.125	05/15/2036	1,280,054

				5,595,261

Multi States—0.1%
8,000,000	Munimae TE Bond Subsidiary	5.900	11/29/2049	4,399,760

Nebraska—0.7%
1,360,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625	12/01/2021	742,696
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[5]	5.750	11/01/2048	20,295,133
1,250,000	Mead Village, NE Tax Increment (Biofuels-Mead)[1]	5.750	01/01/2022	517,188
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600	09/15/2029	1,929,720
5,560,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750	10/01/2020	5,566,894
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[2,3]	7.000	12/01/2026	8,874,073

				37,925,704

Nevada—0.2%
1,000,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	696,510
770,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	497,982
10,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[2,3]	7.000	11/15/2034	5,351,100
100,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	82,676
125,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400	08/01/2020	92,120
500,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500	08/01/2025	317,235
1,860,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150	08/01/2037	1,358,525

				8,396,148

New Hampshire—0.1%
1,945,000	NH Business Finance Authority (Air Cargo at Pease)	6.750	04/01/2024	1,473,727
70,000	NH Business Finance Authority (Connecticut Light & Power)[1]	5.850	12/01/2022	70,088
1,500,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,465,875
4,000,000	NH H&EFA (Franklin Pierce College)[1]	6.050	10/01/2034	3,191,000
515,000	NH HE&HFA (Franklin Pierce College)[1]	5.300	10/01/2028	393,810

				6,594,500
45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey—9.5%
$32,830,000	NJ EDA (Continental Airlines)[1]	6.250%		09/15/2019	$31,151,074
26,685,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2029	24,282,283
11,375,000	NJ EDA (Continental Airlines)[1]	6.400		09/15/2023	10,795,216
25,935,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	25,522,634
16,920,000	NJ EDA (Continental Airlines)[1]	7.200		11/15/2030	16,923,722
16,500,000	NJ EDA (Continental Airlines)[1]	9.000		06/01/2033	17,217,750
1,109,191	NJ EDA (Empowerment Zone-Cumberland)[2,3]	7.750		08/01/2021	442,512
11,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	9,263,760
10,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.375		11/01/2031	8,515
2,810,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	2,644,322
6,630,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	5,103,443
154,940,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	92,554,958
96,125,000	NJ Tobacco Settlement Financing Corp.[5]	5.000		06/01/2029	69,973,981
316,520,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	191,592,721
198,050,000	NJ Tobacco Settlement Financing Corp.	7.389	[4]	06/01/2041	5,676,113
210,000	Weehawken Township, NJ GO1	6.000		08/01/2021	205,057
210,000	Weehawken Township, NJ GO1	6.000		08/01/2022	201,915
260,000	Weehawken Township, NJ GO1	6.000		08/01/2023	246,860
260,000	Weehawken Township, NJ GO1	6.000		08/01/2024	242,770
235,000	Weehawken Township, NJ GO1	6.000		08/01/2025	217,227

					504,266,833

New Mexico—0.7%
406,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)[1]	8.500		12/01/2015	409,142
4,910,000	Eldorado, NM Area Water and Sanitation District[1]	6.000		02/01/2025	4,030,914
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.250		06/01/2040	3,467,100
775,000	Mariposa East, NM Public Improvement District[1]	5.500		09/01/2016	709,908
500,000	Mariposa East, NM Public Improvement District[1]	5.750		09/01/2021	398,375
500,000	Mariposa East, NM Public Improvement District[1]	6.000		09/01/2032	349,935
875,000	Montecito Estates, NM Public Improvement District[1]	7.000		10/01/2037	728,516
21,565,000	NM Hospital Equipment (Presbyterian Healthcare)[5]	5.000		08/01/2039	19,310,719
187,000	NM Regional Hsg. Authority (Wildewood Apartments)[1]	8.750		12/01/2020	188,335
1,925,000	NM Trails Public Improvement District[1]	7.750		10/01/2038	1,640,543
4,750,000	Saltillo, NM Improvement District[1]	7.625		10/01/2037	4,000,403
1,000,000	Ventana West, NM Public Improvement District Special Levy[1]	6.875		08/01/2033	883,450

					36,117,340
46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York—3.6%
$3,000,000	Albany, NY IDA (New Covenant Charter School)[2,3]	7.000%		05/01/2035	$900,000
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[4]	06/01/2055	113,103
412,100,000	NY Counties Tobacco Trust V	7.151	[4]	06/01/2060	1,487,681
500,000,000	NY Counties Tobacco Trust V	7.836	[4]	06/01/2060	1,805,000
32,325,000	NY Liberty Devel. Corp. (Bank of America Tower)[5,11]	5.125		01/15/2044	30,072,246
5,055,000	NY Liberty Devel. Corp. (Bank of America Tower)[1]	5.125		01/15/2044	4,702,717
8,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.627	[12]	04/01/2036	7,678,841
2,815,000	NYC IDA (American Airlines)	5.400		07/01/2020	2,286,962
11,055,000	NYC IDA (American Airlines)	6.900		08/01/2024	9,804,127
4,500,000	NYC IDA (American Airlines)[1]	7.500		08/01/2016	4,601,250
28,500,000	NYC IDA (American Airlines)[1]	7.625		08/01/2025	29,562,765
37,000,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	38,588,040
35,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650		10/01/2028	25,944
3,020,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750		10/01/2036	2,222,388
6,605,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200		10/01/2022	5,629,243
22,200,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875		11/15/2041	20,526,786
75,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	73,401
250,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	240,103
25,000,000	Port Authority NY/NJ, 166th Series[5,9]	5.250		07/15/2036	25,318,500
5,600,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	4,119,696

					189,758,793

North Carolina—1.1%
46,700,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	5.600		07/01/2027	38,398,608
12,005,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	7.750		02/01/2028	12,004,400
4,380,000	Gaston, NC IFPCFA (National Gypsum)[1]	5.750		08/01/2035	3,281,978
5,275,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	3,915,527

					57,600,513

North Dakota—0.1%
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[1]	7.125		08/01/2022	932,450
100,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[1]	7.000		11/01/2015	92,848
5,000	ND HFA (Home Mtg.)[1]	5.400		01/01/2034	5,102
10,000	ND HFA (Home Mtg.)[1]	5.550		07/01/2022	10,137
2,810,000	Richland County, ND Hsg. (Birchwood Properties)[1]	6.750		05/01/2029	2,214,364

					3,254,901
47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Ohio—3.3%
$10,000,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[1]	5.000%		06/01/2038	$8,959,200
5,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000		06/01/2045	4,706,625
3,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2030	2,763,367
34,905,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875		06/01/2047	22,991,924
2,345,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[4]	06/01/2052	20,847,050
1,350,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[1]	6.500		09/01/2030	983,408
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000		11/01/2038	3,636,905
21,630,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700		12/01/2019	19,731,751
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[1]	6.250		05/01/2038	1,164,420
500,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000		05/15/2035	439,830
7,500,000	Grove City, OH Tax Increment Financing[1]	5.375		12/01/2031	5,573,025
4,500,000	Hickory Chase, OH Community Authority Infrastructure Improvement[1]	7.000		12/01/2038	2,935,575
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750		08/15/2038	119,355
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	6.000		08/15/2043	123,063
750,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000		11/15/2025	525,638
12,800,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	8.500		02/01/2020	8,871,808
13,075,000	OH Air Quality Devel. Authority (Marion Ethanol)[1]	8.500		02/01/2020	9,062,413
50,000	OH Environmental Facilities (Ford Motor Company)[1]	5.750		04/01/2035	45,315
2,250,000	OH Higher Education Facility Commission (Ashland University)[1]	6.250		09/01/2024	2,195,640
4,500,000	OH Higher Education Facility Commission (Summa Health System)[1]	5.750		11/15/2040	4,030,470
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[2,3]	14.500		07/01/2028	—
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[1]	7.250		08/01/2034	12,773,501
14,000,000	OH Solid Waste (General Motors Corp.)[2,3]	6.300		12/01/2032	4,340,000
19,515,000	OH Solid Waste Disposal (USG Corp.)[1]	5.600		08/01/2032	15,511,303
13,910,000	OH Solid Waste Disposal (USG Corp.)[1]	5.650		03/01/2033	11,102,406
6,640,000	OH Solid Waste Disposal (USG Corp.)[1]	6.050		08/01/2034	5,558,344
70,000	Pike County, OH Hospital Facilities (Pike Health Services)	7.000		07/01/2022	63,842
48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$425,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.125%	11/15/2025	$332,792
1,975,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400	11/01/2036	1,473,508
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500	12/01/2034	2,953,599

				173,816,077

Oklahoma—1.0%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[1]	5.750	11/01/2022	1,477,300
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)[1]	6.625	10/01/2037	1,210,125
880,000	Cleveland County, OK IDA (Vaughn Foods)	7.750	12/01/2012	825,818
2,365,000	Cleveland County, OK IDA (Vaughn Foods)	8.100	12/01/2024	1,848,862
115,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.000	11/01/2011	105,577
2,245,000	Jackson County, OK Memorial Hospital Authority (Jackson County Memorial)[1]	7.300	08/01/2015	2,245,359
50,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	50,021
1,500,000	Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated Group)[1]	6.750	01/01/2023	1,329,435
2,950,000	Oklahoma County, OK Finance Authority (Var-Sail Assoc.)[1]	5.250	12/01/2041	2,877,106
38,980,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750	06/01/2035	39,499,603

				51,469,206

Oregon—0.0%
20,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[1]	6.600	11/01/2015	20,022
795,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	775,061
5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.250	08/01/2031	4,812
50,000	Port Astoria, OR Pollution Control (James River)[1]	6.550	02/01/2015	50,006
700,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2021	616,784

				1,466,685

Pennsylvania—1.1%
937,770	Allegheny County, PA HDA (The Covenant at South Hills)[2,3]	8.750	02/01/2031	9
9,520,000	Allegheny County, PA HDA (WPAHS)[1]	5.375	11/15/2040	6,363,549
1,500,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	1,416,030
49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$1,300,000	Luzerne County, PA IDA[1]	7.500%		12/15/2019	$1,243,242
500,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	475,540
24,937,498	PA EDFA (Bionol Clearfield)[1]	8.500		07/15/2015	20,524,808
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250		11/01/2027	4,103,950
2,100,000	PA EDFA (Northampton Generating)	6.500		01/01/2013	1,278,123
7,450,000	PA EDFA (Northampton Generating)	6.600		01/01/2019	4,071,425
11,500,000	PA Geisinger Authority Health System, Series A5	5.250		06/01/2039	10,883,830
2,700,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2016	2,628,207
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	3,219,755
100,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625		11/15/2023	100,029

					56,308,497

Rhode Island—2.1%
45,000,000	Central Falls, RI Detention Facility[1]	7.250		07/15/2035	36,187,650
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[1]	5.500		07/01/2018	40,588
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[1]	5.500		07/01/2028	15,174
12,560,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[5]	5.200		10/01/2047	11,429,780
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[4]	06/01/2052	373,485
27,675,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	23,991,181
1,839,245,000	RI Tobacco Settlement Financing Corp. (TASC)	7.054	[4]	06/01/2052	14,530,036
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[4]	06/01/2052	278,791
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	24,248,447

					111,095,132

South Carolina—0.5%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[1]	8.500		12/01/2018	1,428,158
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	6.250		09/01/2023	15,037
7,163,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[1]	7.750		11/01/2039	5,685,703
5,145,000	Lancaster County, SC (Edenmoor Improvement District)[2,3]	5.750		12/01/2037	1,693,734
900,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[1]	5.250		11/01/2026	594,576
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[1]	5.300		11/01/2035	1,185,120
16,467,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1]	6.200		11/01/2036	12,300,355
50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

South Carolina Continued
$200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300%[4]		01/01/2026	$11,460
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	6.453	[4]	01/01/2020	619,125
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621	[4]	01/01/2024	548,505
50,000	SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)[1]	5.650		05/01/2018	46,705
3,650,000	SC Jobs-EDA (Palmetto Health)[1]	5.750		08/01/2036	3,414,393
1,400,000	SC Jobs-EDA (Palmetto Health)[1]	5.750		08/01/2039	1,295,168

					28,838,039

South Dakota—0.6%
1,000,000	Lower Brule, SD Sioux Tribe, Series B1	5.500		05/01/2019	801,420
33,445,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	32,283,455
1,425,000	Turner County, SD Tax Increment[1]	5.000		12/15/2026	1,049,513

					34,134,388

Tennessee—0.3%
60,000	Blount County, TN H&EFB (Asbury)[1]	4.750		04/01/2012	58,935
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[3]	5.750		04/01/2042	6,278,563
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[1]	6.125		12/01/2016	193,964
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)[1]	8.000		04/01/2032	7,582,037
495,000	Shelby County, TN HE&HF (Lapaloma Apartments)[1]	7.750		12/01/2029	403,742

					14,517,241

Texas—16.8%
44,625,000	Alliance Airport Authority, TX (American Airlines)	5.250		12/01/2029	31,308,454
13,500,000	Alliance Airport Authority, TX (American Airlines)	5.750		12/01/2029	10,164,150
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[1]	7.750		12/01/2028	195,334
160,000	Bexar County, TX HFC (American Opportunity Hsg.)[1]	7.500		01/01/2013	151,968
980,000	Bexar County, TX HFC (American Opportunity Hsg.)[1]	8.000		01/01/2031	703,846
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)[2,3]	8.500		06/01/2031	443,796
980,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	673,819
200,000	Bexar County, TX HFC (Honey Creek LLC)[2,3]	8.000		04/01/2030	87,318
100,000	Bexar County, TX HFC (Honey Creek LLC)[2,3]	9.000		04/01/2030	19,714
1,460,000	Bexar County, TX HFC (Perrin Square)[2,3]	9.750		11/20/2031	578,759
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000		03/01/2041	11,409,964
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400		05/01/2029	4,138,020
51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300%	07/01/2032	$728,849
14,080,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	04/01/2038	10,165,197
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	3,835,635
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	03/01/2032	3,485,900
28,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	9,800,945
16,720,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[1]	7.000	11/01/2039	14,863,244
190,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	191,100
10,000,000	Dallas-Fort Worth, TX International Airport[5]	5.000	11/01/2035	8,817,700
20,000	Dallas-Fort Worth, TX International Airport[1]	5.750	11/01/2030	20,007
63,880,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.375	05/01/2035	50,508,638
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	8.250	11/01/2036	298,260
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.000	05/01/2029	22,647,417
45,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.125	05/01/2029	47,247,081
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[1]	6.250	02/15/2036	1,728,801
350,000	Decatur, TX Hospital Authority (Wise Regional Health System)[1]	5.625	09/01/2013	354,141
22,950,000	Donna, TX GO1	6.250	02/15/2037	16,445,282
51	El Paso, TX HFC (Single Family)[1]	6.180	04/01/2033	53
50,000	Gainesville, TX Hsg. Authority[1]	6.800	12/01/2020	46,140
940,000	Grapevine, TX IDC (Air Cargo)[1]	6.500	01/01/2024	874,820
25,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	25,139
11,930,493	Gulf Coast, TX IDA (Microgy Holdings)[2,3]	7.000	12/01/2036	686,003
150,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	5.700	04/01/2032	132,069
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,096,226
1,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.625	11/01/2026	1,458,958
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[1]	5.750	11/01/2036	2,122,670
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)[1]	6.875	02/15/2032	1,775,980
52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700%		07/15/2029	$6,248,842
7,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.700		07/15/2029	6,806,009
16,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125		07/15/2017	16,284,083
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125		07/15/2027	18,346,019
18,735,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125		07/15/2027	16,977,657
100,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.000		07/01/2029	99,480
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.375		07/01/2022	3,534,854
470,000	Houston, TX IDC (Air Cargo)[1]	6.375		01/01/2023	430,337
10,000,000	La Vernia, TX Higher Education Finance Corp.[1]	7.125		02/15/2038	10,254,100
1,945,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.000		07/01/2032	1,389,216
1,800,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	1,763,154
6,110,000	Maverick County, TX GO COP[1]	8.750		03/01/2034	5,857,901
635,000	Midlothian, TX Devel. Authority Tax Increment[1]	5.125		11/15/2026	516,738
38,000,000	North Central TX HFDC (Children’s Medical Center)[5]	5.750		08/15/2039	37,474,460
100,000	Northwest Harris County, TX Municipal Utility District (Waterworks & Sewer)	6.100		04/01/2012	100,140
4,894,421	Sabine Neches, TX HFC (Single Family Mtg.)[5]	5.430	[6]	12/01/2039	4,987,979
4,100,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150		08/01/2022	1,337,215
1,800,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	609,210
20,000	San Antonio, TX HFC (La Risa Apartments)	8.250		01/01/2026	16,973
10,000,000	San Jacinto, TX Community College District[5]	5.125		02/15/2038	9,941,800
5,695,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850		12/01/2028	3,363,239
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	5.750		11/15/2024	14,701,680
34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[5]	6.250		11/15/2029	35,704,080
3,750,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750		11/15/2037	3,103,650
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[1]	5.000		12/01/2033	12,204,810
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[1]	5.650		11/15/2035	1,227,792
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	757,831
53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$20,500,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750%		10/01/2037	$17,747,260
2,320,000	TX Affordable Hsg. Corp. (American Hsg. Foundation)[2,3]	8.000		03/01/2032	112,242
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[2,3]	8.000		03/01/2032	1,819,903
35,600,000	TX Angelina & Neches River Authority (Aspen Power)[1,10]	6.500		11/01/2029	19,824,572
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[1]	6.950		05/01/2023	245,588
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350		07/01/2033	9,588
38,380,000	TX Multifamily Housing Options (Affordable Hsg.)	0.480	[6]	01/01/2039	14,315,740
1,435,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950		11/01/2034	1,435,086
331,755,000	TX Municipal Gas Acquisition & Supply Corp.[5]	6.250		12/15/2026	342,546,469
5,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	5,162,650
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[2,3]	6.750		03/01/2031	2,110,632
2,325,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	5.375		02/15/2037	1,970,414
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250		09/01/2036	1,328,336
10,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.000		07/01/2011	9,903
635,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750		07/01/2021	499,085
200,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850		07/01/2031	139,686
928,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	794,637
2,115,000	Vintage Township, TX Public Facilities Corp.[1]	7.375		10/01/2038	1,811,053

					887,153,490

U.S. Possessions—1.6%
1,500,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.625		12/01/2030	1,393,380
2,200,000	Guam Government Department of Education COP (John F. Kennedy High School)[1]	6.875		12/01/2040	2,048,310
600,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	551,958
3,700,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2035	3,294,517
6,415,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	5,752,395
2,110,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	1,931,895
37,610,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	36,183,414
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	11,676,080
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750		08/01/2057	17,394,400
4,680,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	4,686,692

					84,913,041
54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Utah—0.1%
$85,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625%		11/01/2023	$85,077
1,655,000	UT HFA (RHA Community Service of Utah)[1]	6.875		07/01/2027	1,496,782
1,315,000	Utah County, UT Charter School (Lincoln Academy)[1]	5.875		06/15/2037	985,658
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625		07/15/2037	596,112
4,425,000	West Valley City, UT Sewer (East Hollywood High School)[1]	5.625		06/15/2037	3,179,894

					6,343,523

Vermont—0.0%
10,000	VT EDA (Wake Robin Corp.)[1]	6.000		03/01/2022	9,616
100,000	VT EDA (Wake Robin Corp.)[1]	6.300		03/01/2033	88,806
2,266,883	VT Educational & Health Buildings Financing Agency (Marlboro College)[1]	2.779		04/01/2019	1,772,952

					1,871,374

Virginia—1.0%
570,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[1]	5.600		12/01/2025	520,872
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment[1]	6.750		03/01/2034	1,291,669
14,700,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.125		03/01/2036	9,634,674
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.450		03/01/2036	6,272,008
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment	5.800		03/01/2036	2,275,683
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2027	1,777,600
3,000,000	New Port, VA CDA[1]	5.600		09/01/2036	1,560,000
2,050,000	Norfolk, VA EDA, Series A1	6.000		11/01/2036	1,382,110
410,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)[1]	6.125		01/01/2035	337,262
10,425,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	9,214,136
5,200,000	VA Celebrate South CDA Special Assessment[1]	6.250		03/01/2037	3,106,376
3,400,000	VA H2O Community Devel. Authority	5.200		09/01/2037	1,766,606
9,770,000	VA Small Business Financing Authority (Hampton Roads Proton)[1]	9.000		07/01/2039	10,083,715
228,700,000	VA Tobacco Settlement Authority	7.075	[4]	06/01/2047	3,359,603
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[2,3]	6.375		03/01/2019	25

					52,582,339
55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Washington—2.9%
$11,480,000	Chelan County, WA Public Utility District No. 001 (Chelan Hydropower)[5]	5.600%	01/01/2036	$10,699,412
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.800	07/01/2019	25,158
15,000	King County, WA Hsg. Authority (Kona Village)[1]	6.700	01/01/2020	14,747
125,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.100	10/01/2021	115,305
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[1]	6.200	10/01/2031	615,286
30,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.250	05/01/2015	30,158
50,000	King County, WA Hsg. Authority (Woodridge Park)[1]	6.350	05/01/2025	50,119
1,820,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.500	06/01/2027	1,424,241
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[1]	5.600	06/01/2037	1,702,176
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100	10/01/2031	40,811
36,900,000	Port of Seattle, WA5	5.000	10/01/2032	33,688,040
5,000,000	Port of Seattle, WA Special Facility (Northwest Airlines)[1]	7.125	04/01/2020	4,850,900
8,200,000	Port of Seattle, WA Special Facility (Northwest Airlines)[1]	7.250	04/01/2030	7,828,212
2,390,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[1]	5.250	05/01/2037	1,670,969
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.100	09/01/2015	100,743
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.600	09/01/2025	1,409,965
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[1]	5.750	09/01/2030	1,016,238
1,500,000	Tes Properties, WA5	5.500	12/01/2029	1,527,975
12,000,000	Tes Properties, WA5	5.625	12/01/2038	12,066,360
19,500,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000	11/01/2018	20,871,825
17,410,000	WA Health Care Facilities Authority (Peacehealth)[5]	5.000	11/01/2028	16,812,146
15,000,000	WA Health Care Facilities Authority (Seattle Children’s Hospital)[5]	5.625	10/01/2038	14,905,050
115,000	WA HEFA (Seattle University)[1]	5.250	05/01/2039	106,855
10,760,000	WA Kalispel Tribe Indians Priority District[1]	6.750	01/01/2038	9,075,092
14,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	14,035,441

				154,683,224

West Virginia—0.5%
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000	06/01/2028	10,661,882
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000	06/01/2035	1,519,067
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)[1]	7.000	06/01/2035	10,435,229
56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

West Virginia Continued
$10,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	7.250%	10/01/2014	$10,036
3,500,000	WV Hospital Finance Authority (UTD Health System)[1]	5.500	06/01/2039	3,285,240

				25,911,454

Wisconsin—0.4%
565,000	Milwaukee, WI (Aero Milwaukee)[1]	6.500	01/01/2025	519,857
1,195,000	Milwaukee, WI (Air Cargo)[1]	7.500	01/01/2025	1,114,696
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[1]	7.500	03/01/2018	1,619,839
165,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[1]	6.800	11/01/2012	160,756
160,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[1]	6.850	05/01/2013	154,290
1,625,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[1]	7.125	05/01/2024	1,264,884
200,000	Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)[1]	6.250	05/01/2019	175,934
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[1]	7.000	01/01/2026	1,000,108
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[1]	8.250	01/01/2017	1,116,324
3,000,000	WI H&EFA (AE Nursing Centers)[1]	7.250	06/01/2038	2,553,690
55,000	WI H&EFA (Aurora Health Care)[1]	5.625	02/15/2029	53,155
750,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	694,275
900,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	825,678
1,000,000	WI H&EFA (Eastcastle Place)[1]	6.125	12/01/2034	723,380
70,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2029	68,010
7,335,000	WI H&EFA (Wellington Homes)[1]	6.750	09/01/2037	6,159,566
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)[1]	5.800	08/01/2029	2,049,328

				20,253,770

Total Municipal Bonds and Notes (Cost $8,635,392,945)				6,344,870,797

Corporate Bonds and Notes—0.2%
13,914,007	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,13] (Cost $13,774,868)	8.000	12/01/2015	13,020,867

Shares

Common Stocks—0.1%
216,124	Delta Air Lines, Inc.[13,14] (Cost $2,681,906)			2,522,167

Preferred Stocks—0.1%
12,500	Converted Organics, Inc., Series A13,14 (Cost $12,500,000)			4,384,250

Total Investments, at Value (Cost $8,664,349,719)—120.5%				6,364,798,081
Liabilities in Excess of Other Assets—(20.5)				(1,082,021,196)

Net Assets—100.0%				$5,282,776,885

57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2.	Issue is in default. See Note 1 of the accompanying Notes.

3.	Non-income accruing security.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,385,000 or 0.05% of the Fund’s net assets as of January 31, 2011.

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2011. See Note 1 of the accompanying Notes.

10.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of the accompanying Notes.

11.	Restricted security. The aggregate value of restricted securities as of January 31, 2011 was $30,072,818, which represents 0.57% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

IL Finance Authority (Monarch Landing)	6/11/09	$—	$21	$21
IL Finance Authority (Monarch Landing)	6/10/09-6/11/09	—	103	103
IL Finance Authority (Monarch Landing)	12/6/07	583	253	(330)
IL Finance Authority (Sedgebrook)	5/15/09	—	20	20
IL Finance Authority (Sedgebrook)	6/4/09	—	90	90
IL Finance Authority (Sedgebrook)	8/9/07-5/14/09	—	85	85
NY Liberty Devel. Corp. (Bank of America Tower)	7/21/10	32,312,757	30,072,246	(2,240,511)

		$32,313,340	$30,072,818	$(2,240,522)

12.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of the accompanying Notes.

13.	Received as a result of a corporate action.

14.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$21,318,120	$—	$21,318,120
Alaska	—	12,546,823	—	12,546,823
Arizona	—	172,279,042	—	172,279,042
Arkansas	—	5,150,789	—	5,150,789
California	—	923,905,777	—	923,905,777
Colorado	—	303,977,886	—	303,977,886
Connecticut	—	6,615,117	—	6,615,117
Delaware	—	5,608,697	—	5,608,697
District of Columbia	—	155,679,019	—	155,679,019
Florida	—	887,496,540	—	887,496,540
Georgia	—	85,397,733	—	85,397,733
Hawaii	—	9,176,604	—	9,176,604
Idaho	—	1,883,702	—	1,883,702
Illinois	—	364,019,874	572	364,020,446
Indiana	—	113,242,668	—	113,242,668
Iowa	—	116,904,421	—	116,904,421
Kansas	—	4,500,816	—	4,500,816
Kentucky	—	18,413,590	—	18,413,590
Louisiana	—	84,088,303	—	84,088,303
Maine	—	16,354,944	—	16,354,944
Maryland	—	17,457,350	—	17,457,350
Massachusetts	—	119,793,602	—	119,793,602
Michigan	—	177,938,365	—	177,938,365
Minnesota	—	56,391,948	634	56,392,582
Mississippi	—	17,555,833	—	17,555,833
Missouri	—	87,904,795	—	87,904,795
Montana	—	5,595,261	—	5,595,261
Multi States	—	4,399,760	—	4,399,760
Nebraska	—	37,925,704	—	37,925,704
Nevada	—	8,396,148	—	8,396,148
New Hampshire	—	6,594,500	—	6,594,500
New Jersey	—	504,266,833	—	504,266,833
New Mexico	—	36,117,340	—	36,117,340
New York	—	189,758,793	—	189,758,793
North Carolina	—	57,600,513	—	57,600,513
North Dakota	—	3,254,901	—	3,254,901
Ohio	—	173,816,077	—	173,816,077
Oklahoma	—	51,469,206	—	51,469,206
Oregon	—	1,466,685	—	1,466,685
Pennsylvania	—	56,308,488	9	56,308,497
Rhode Island	—	111,095,132	—	111,095,132
59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value: Continued
Municipal Bonds and Notes Continued
South Carolina	$—	$28,838,039	$—	$28,838,039
South Dakota	—	34,134,388	—	34,134,388
Tennessee	—	14,517,241	—	14,517,241
Texas	—	872,837,750	14,315,740	887,153,490
U.S. Possessions	—	84,913,041	—	84,913,041
Utah	—	6,343,523	—	6,343,523
Vermont	—	1,871,374	—	1,871,374
Virginia	—	52,582,314	25	52,582,339
Washington	—	154,683,224	—	154,683,224
West Virginia	—	25,911,454	—	25,911,454
Wisconsin	—	20,253,770	—	20,253,770
Corporate Bonds and Notes	—	13,020,867	—	13,020,867
Common Stocks	2,522,167	—	—	2,522,167
Preferred Stocks	—	—	4,384,250	4,384,250

Total Assets	$2,522,167	$6,343,574,684	$18,701,230	$6,364,798,081

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 2*	Level 3*

Assets Table
Investments, at Value:
Muncipal Bonds and Notes
Illinois	$(10,429,138)	$10,429,138
Virginia	(18,750)	18,750

Total Assets	$(10,447,888)	$10,447,888

*	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.
60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/
	Value as		unrealized	(amortization)	Net	Transfers in	Value as of
	of July 30,	Realized	appreciation/	of premium/	purchases	and/or out of	January 31,
	2010[a]	gain (loss)	depreciation	discount[b]	(sales)	Level 3	2011

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$1	$—	$3,849	$—	$(3,850)	$—	$—
Georgia	5	4,502	10,049	—	(14,556)	—	—
Illinois	—	(44,278,430)	40,387,931	63,616	(6,601,683)	10,429,138	572
Kentucky	1,336	787,184	1,708,694	—	(2,497,214)	—	—
Minnesota	634	—	—	—	—	—	634
Pennsylvania	9	—	—	—	—	—	9
Texas	12,446,634	—	1,869,106	—	—	—	14,315,740
Virginia	—	—	(18,725)	—	—	18,750	25
Preferred Stocks	—	—	(8,115,750)	—	12,500,000	—	4,384,250

Total Assets	$12,448,619	$(43,486,744)	$35,845,154	$63,616	$3,382,697	$10,447,888	$18,701,230

a.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

b.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Network
AHF	American Housing Foundation
AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
AUS	Allegheny United Hospital
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CFGH	Central Florida Group Homes
CMH	Copley Memorial Hospital
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HAPM	Health Alliance Plan of Michigan
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IFPCFA	Industrial Facilities and Pollution Control Financing Authority
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

JGCCF	Jewish Geriatric & Convalescent Center Foundation
JHF	Jewish Hospital Foundation
LH	Lowman Home
LS	Lutheran Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MCP	Medical College Of Pennsylvania
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PHC	Piedmont Healthcare
PHF	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Securities
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMHC	St. Mary’s Healthcare Center
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TYW	The YMCA of Wichita
VH	Village Housing
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation
WH&MC	Wyandotte Hospital & Medical Center
WPAHS	West Penn Allegheny Health System
WSREC	West Suburban Recycling and Energy Corp.
See accompanying Notes to Financial Statements.
62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2011

Assets
Investments, at value (cost $8,664,349,719)—see accompanying statement of investments	$6,364,798,081
Cash	678,508
Receivables and other assets:
Interest	98,392,284
Investments sold (including $32,516,529 sold on a when-issued or delayed delivery basis)	66,167,232
Shares of beneficial interest sold	23,579,502
Other	665,966

Total assets	6,554,281,573

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,206,235,000
Investments purchased on a when-issued or delayed delivery basis	27,686,359
Shares of beneficial interest redeemed	22,218,724
Dividends	7,923,173
Payable on borrowings (See Note 6)	4,000,000
Trustees’ compensation	735,292
Distribution and service plan fees	652,439
Transfer and shareholder servicing agent fees	297,611
Shareholder communications	223,181
Interest expense on borrowings	23,190
Other	1,509,719

Total liabilities	1,271,504,688

Net Assets	$5,282,776,885

Composition of Net Assets
Paid-in capital	$9,373,290,732
Accumulated net investment income	33,790,738
Accumulated net realized loss on investments	(1,824,752,947)
Net unrealized depreciation on investments	(2,299,551,638)

Net Assets	$5,282,776,885

63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,714,321,181 and 580,264,906 shares of beneficial interest outstanding)	$6.40
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.72
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $174,016,152 and 27,094,391 shares of beneficial interest outstanding)	$6.42
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,393,366,567 and 218,223,889 shares of beneficial interest outstanding)	$6.39
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,072,985 and 167,815 shares of beneficial interest outstanding)	$6.39
See accompanying Notes to Financial Statements.
64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2011

Investment Income
Interest	$308,070,841
Other income	2,696

Total investment income	308,073,537

Expenses
Management fees	11,944,948
Distribution and service plan fees:
Class A	3,399,131
Class B	946,702
Class C	7,590,964
Transfer and shareholder servicing agent fees:
Class A	1,204,221
Class B	158,669
Class C	607,119
Class Y	51
Shareholder communications:
Class A	105,804
Class B	13,763
Class C	53,515
Class Y	3
Interest expense and fees on short-term floating rate notes issued (See Note 1)	24,778,664
Borrowing fees	3,607,471
Interest expense on borrowings	105,590
Trustees’ compensation	56,774
Custodian fees and expenses	25,592
Administration service fees	750
Other	1,305,549

Total expenses	55,905,280
Less waivers and reimbursements of expenses	(44,093)

Net expenses	55,861,187

Net Investment Income	252,212,350

Realized and Unrealized Loss
Net realized loss on investments	(260,671,387)
Net change in unrealized appreciation/depreciation on investments	(432,541,000)

Net Decrease in Net Assets Resulting from Operations	$(441,000,037)

See accompanying Notes to Financial Statements.
65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]

Operations
Net investment income	$252,212,350	$488,034,271
Net realized loss	(260,671,387)	(51,886,611)
Net change in unrealized appreciation/depreciation	(432,541,000)	1,108,522,401

Net increase (decrease) in net assets resulting from operations	(441,000,037)	1,544,670,061

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(178,043,536)	(345,391,332)
Class B	(7,331,718)	(16,688,358)
Class C	(59,971,331)	(114,899,819)
Class Y	(9,169)	—

	(245,355,754)	(476,979,509)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(454,587,118)	494,627,194
Class B	(30,750,089)	(31,551,393)
Class C	(150,244,911)	197,002,803
Class Y	1,110,210	—

	(634,471,908)	660,078,604

Net Assets
Total increase (decrease)	(1,320,827,699)	1,727,769,156
Beginning of period	6,603,604,584	4,875,835,428

End of period (including accumulated net investment income of $33,790,738 and $26,934,142, respectively)	$5,282,776,885	$6,603,604,584

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2011

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(441,000,037)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(467,104,072)
Proceeds from disposition of investment securities	1,403,833,124
Short-term investment securities, net	158,966,627
Premium amortization	1,815,367
Discount accretion	(46,616,027)
Net realized loss on investments	260,671,387
Net change in unrealized appreciation/depreciation on investments	432,541,000
Change in assets:
Decrease in interest receivable	20,049,648
Decrease in other assets	966,068
Increase in receivable for securities sold	(56,438,400)
Change in liabilities:
Increase in other liabilities	990,436
Decrease in payable for securities purchased	(43,416,186)

Net cash provided by operating activities	1,225,258,935

Cash Flows from Financing Activities

Proceeds from bank borrowings	846,700,000
Payments on bank borrowings	(890,600,000)
Payments on short-term floating rate notes issued	(308,320,000)
Proceeds from shares sold	824,118,040
Payments on shares redeemed	(1,594,721,475)
Cash distributions paid	(102,247,760)

Net cash used in financing activities	(1,225,071,195)
Net increase in cash	187,740
Cash, beginning balance	490,768

Cash, ending balance	$678,508

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $141,068,377.
Cash paid for interest on bank borrowings—$93,062.
Cash paid for interest on short-term floating rate notes issued—$24,778,664.
See accompanying Notes to Financial Statements.
67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$7.17	$5.90	$8.89	$12.43	$12.47	$12.69

Income (loss) from investment operations:
Net investment income[2]	.29	.57	.62	.70	.67	.69
Net realized and unrealized gain (loss)	(.78)	1.25	(2.98)	(3.57)	(.03)	(.24)

Total from investment operations	(.49)	1.82	(2.36)	(2.87)	.64	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.55)	(.63)	(.67)	(.68)	(.67)

Net asset value, end of period	$6.40	$7.17	$5.90	$8.89	$12.43	$12.47

Total Return, at Net Asset Value[3]	(7.10)%	31.39%	(26.44)%	(23.62)%	5.16%	3.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,714,321	$4,651,798	$3,408,946	$4,503,510	$5,886,284	$3,439,135

Average net assets (in thousands)	$4,490,124	$4,393,199	$3,338,722	$4,903,394	$4,813,462	$2,721,861

Ratios to average net assets:[4]
Net investment income	8.08%	8.04%	9.89%	6.70%	5.23%	5.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.62%	0.59%	0.62%	0.57%	0.57%	0.59%
Interest and fees from borrowings	0.12%	0.27%	1.01%	0.22%	0.06%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.77%	0.39%	1.34%	1.25%	0.84%	0.81%

Total expenses	1.51%	1.25%	2.97%	2.04%	1.47%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.51%	1.25%	2.97%	2.04%	1.47%	1.48%

Portfolio turnover rate	7%	16%	20%	37%	6%	24%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$7.19	$5.92	$8.91	$12.46	$12.50	$12.72

Income (loss) from investment operations:
Net investment income[2]	.26	.51	.57	.62	.57	.60
Net realized and unrealized gain (loss)	(.78)	1.25	(2.99)	(3.58)	(.02)	(.24)

Total from investment operations	(.52)	1.76	(2.42)	(2.96)	.55	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.49)	(.57)	(.59)	(.59)	(.58)

Net asset value, end of period	$6.42	$7.19	$5.92	$8.91	$12.46	$12.50

Total Return, at Net Asset Value[3]	(7.48)%	30.18%	(27.02)%	(24.27)%	4.34%	2.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174,016	$226,466	$212,745	$356,192	$586,763	$558,386

Average net assets (in thousands)	$208,378	$237,875	$232,793	$458,627	$587,412	$533,869

Ratios to average net assets:[4]
Net investment income	7.21%	7.23%	8.99%	5.86%	4.49%	4.84%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.46%	1.46%	1.38%	1.35%	1.38%
Interest and fees from borrowings	0.12%	0.27%	1.01%	0.22%	0.06%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.77%	0.39%	1.34%	1.25%	0.84%	0.81%

Total expenses	2.37%	2.12%	3.81%	2.85%	2.25%	2.27%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.37%	2.12%	3.81%	2.85%	2.25%	2.27%

Portfolio turnover rate	7%	16%	20%	37%	6%	24%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$7.15	$5.89	$8.87	$12.41	$12.45	$12.67

Income (loss) from investment operations:
Net investment income[2]	.26	.51	.57	.62	.57	.60
Net realized and unrealized gain (loss)	(.77)	1.25	(2.97)	(3.57)	(.02)	(.24)

Total from investment operations	(.51)	1.76	(2.40)	(2.95)	.55	.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.50)	(.58)	(.59)	(.59)	(.58)

Net asset value, end of period	$6.39	$7.15	$5.89	$8.87	$12.41	$12.45

Total Return, at Net Asset Value[3]	(7.34)%	30.27%	(26.98)%	(24.26)%	4.38%	3.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,393,367	$1,725,341	$1,254,144	$1,658,830	$2,125,327	$1,299,995

Average net assets (in thousands)	$1,671,334	$1,617,761	$1,215,913	$1,800,637	$1,756,797	$1,050,344

Ratios to average net assets:[4]
Net investment income	7.32%	7.26%	9.09%	5.93%	4.47%	4.83%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.39%	1.37%	1.40%	1.34%	1.33%	1.36%
Interest and fees from borrowings	0.12%	0.27%	1.01%	0.22%	0.06%	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.77%	0.39%	1.34%	1.25%	0.84%	0.81%

Total expenses	2.28%	2.03%	3.75%	2.81%	2.23%	2.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.28%	2.03%	3.75%	2.81%	2.23%	2.25%

Portfolio turnover rate	7%	16%	20%	37%	6%	24%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Period Ended
January 31,
2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$6.90

Income (loss) from investment operations:
Net investment income[2]	.11
Net realized and unrealized loss	(.53)

Total from investment operations	(.42)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)

Net asset value, end of period	$6.39

Total Return, at Net Asset Value[3]	(6.00)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,073

Average net assets (in thousands)	$575

Ratios to average net assets:[4]
Net investment income	9.71%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.48%
Interest and fees from borrowings	0.12%
Interest and fees on short-term floating rate notes issued[5]	0.77%

Total expenses	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%

Portfolio turnover rate	7%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester National Municipals (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of January 31, 2011, the Manager determined the fair value of convertible preferred stock held using an internal model based on the daily closing price of the underlying equity, the conversion ratio and a discount factor. The Manager determined the fair value of certain municipal bonds using an internal model based on anticipated cash flows. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$27,686,359
Sold securities	32,516,529
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,206,235,000 as of January 31, 2011, which represents 18.40% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund
74 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $1,777,786,760 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,206,235,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$17,775,000	AZ Health Facilities Authority ROLs[3]	1.016%	1/1/37	$9,538,065
17,620,000	AZ Health Facilities Authority ROLs[3]	1.033	1/1/37	9,456,302
53,605,000	AZ Health Facilities Authority ROLs[3]	1.033	1/1/37	28,766,051
3,715,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	15.361	12/1/28	3,468,250
4,400,000	CA GO ROLs[3]	11.468	12/1/36	2,450,096
76,860,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.473	6/1/47	24,047,957
75 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.278%	7/1/39	$3,683,838
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) RITES	7.842	5/15/40	4,337,500
2,615,000	Cerritos, CA Community College District DRIVERS	15.319	8/1/33	2,195,136
4,710,000	Chelan County, WA Public Utility District No. 1 ROLs[3]	10.199	1/1/36	3,929,412
2,500,000	Dallas-Fort Worth, TX International Airport ROLs[3]	14.791	11/1/35	1,317,700
8,250,000	Desert, CA Community College District[3]	14.671	8/1/37	5,681,940
2,525,000	Detroit, MI City School District ROLs[3]	18.087	5/1/29	2,450,866
14,015,000	Detroit, MI Sewer Disposal System ROLs[3]	0.795	7/1/32	988,618
5,000,000	District of Columbia GO ROLs[3]	7.751	4/1/43	4,263,000
9,265,000	District of Columbia GO ROLs[3]	7.749	4/1/43	7,899,617
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	18.385	11/1/48	4,970,133
14,530,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.651	6/15/29	12,574,843
6,865,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	8.084	6/15/37	5,815,479
11,750,000	Highlands County, FL Health Facilities Authority ROLs[3]	8.136	11/15/36	10,029,565
6,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.365	4/1/44	5,426,779
5,790,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.049	4/1/44	4,396,347
3,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.036	4/1/44	2,787,659
3,335,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.040	4/1/44	2,532,899
2,935,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.040	4/1/44	2,229,133
1,670,000	IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)	12.024	4/1/44	1,268,950
6,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.517	11/1/39	5,577,000
76 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,500,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.301%	11/1/39	$2,144,700
1,445,000	IL Finance Authority (Piedmont Healthcare) DRIVERS	7.640	6/15/29	1,250,893
20,000,000	IL Metropolitan Pier & Exposition Authority ROLs[3]	8.700	6/15/50	16,569,600
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	15.974	8/15/24	4,048,800
8,500,000	Lakeland, FL Energy System DRIVERS	8.080	10/1/36	7,408,600
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	15.505	5/15/30	6,794,916
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	14.429	7/1/34	1,040,200
2,750,000	Los Angeles, CA Unified School District ROLs[3]	14.191	7/1/32	2,003,430
1,835,000	Los Angeles, CA Unified School District ROLs[3]	14.652	1/1/34	1,247,800
2,640,000	Los Angeles, CA Unified School District ROLs[3]	14.658	1/1/34	1,795,200
2,190,000	Los Angeles, CA Unified School District ROLs[3]	14.633	1/1/34	1,489,200
7,500,000	Los Angeles, CA Unified School District ROLs[3]	14.671	7/1/32	5,463,900
6,825,000	MA Educational Financing Authority ROLs[3]	15.067	1/1/30	7,015,759
3,940,000	MA HFA ROLs[3]	10.300	6/1/49	2,701,934
3,125,000	MA HFA ROLs[3]	10.534	12/1/49	2,203,500
13,020,000	MA HFA ROLs[3]	14.465	7/1/25	12,221,874
7,330,000	Metropolitan Washington D.C. Airport Authority ROLs[3]	14.579	10/1/32	4,843,664
4,035,000	Metropolitan Washington D.C. Airport Authority, Series B DRIVERS	10.827	10/1/34	3,110,420
6,660,000	MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS	7.647	8/1/35	5,243,551
5,000,000	Miami-Dade County, FL Aviation ROLs[3]	11.166	10/1/40	2,848,850
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.540	2/1/27	2,489,300
2,500,000	Miami-Dade County, FL School Board ROLs[3]	14.671	2/1/27	2,221,100
12,500,000	Miami-Dade County, FL School Board ROLs[3]	15.974	2/1/34	11,498,000
77 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon		Maturity
Amount	Inverse Floater[1]	Rate[2]		Date	Value

$2,885,000	Newport Beach, CA GO ROLs[3]	14.665%		12/1/24	$2,930,929
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.126		6/1/29	34,408,981
7,190,000	NM Hospital Equipment ROLs[3]	11.223		8/1/39	4,935,719
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.045		8/15/39	8,974,460
16,165,000	NY Liberty Devel. Corp. ROLs[3]	8.087		1/15/44	13,912,246
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	15.312		6/1/39	2,258,830
3,100,000	Pima County, AZ IDA ROLs[3]	15.944		7/1/39	2,704,812
12,500,000	Port Authority NY/NJ, 166th Series DRIVERS	0.000	[4]	7/15/36	12,818,500
11,070,000	Port of Seattle, WA Special Facilities ROLs[3]	12.234		10/1/32	7,858,040
3,670,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	11.711		8/1/57	3,252,501
4,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.916		8/1/57	4,644,400
8,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	11.139		8/1/57	7,865,913
3,150,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	15.440		10/1/47	2,019,780
1,297,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	14.174		12/1/39	1,312,979
5,425,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	11.542		4/1/47	4,387,957
2,500,000	San Jacinto, TX Community College District ROLs[3]	14.655		2/15/38	2,441,800
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	16.828		11/15/24	4,201,680
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.566		11/15/29	10,204,080
375,000	Tes Properties, WA DRIVERS	16.178		12/1/29	402,975
3,000,000	Tes Properties, WA DRIVERS	16.611		12/1/38	3,066,360
110,625,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	11.955		12/15/26	121,416,469
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.438		11/1/28	3,757,146
5,000,000	WA Health Care Facilities Authority (Seattle Children’s Hospital/Seattle Children’s Healthcare System Obligated Group)	12.695		10/1/38	4,905,050
4,875,000	WA Health Care Facilities Authority ROLs[3]	14.641		11/1/18	6,246,825
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Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.160%	12/1/29	$3,915,078
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.161	12/1/29	2,516,836
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.164	12/1/29	5,755,234
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.161	12/1/34	2,242,454
1,875,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	19.016	11/1/39	2,417,850
3,750,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	17.278	11/1/45	4,037,550

				$571,551,760

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 61-62 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.

4.	The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $968,955,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost	$706,026,895
Market Value	$263,225,609
Market Value as a % of Net Assets	4.98%
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of January 31, 2011, securities with an aggregate market value of $40,054,431, representing 0.76% of the Fund’s net assets, were subject to these forbearance agreements. Principal payments of $1,240,000, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes post-October losses of $8,069,993 and unused capital loss carryforwards as follows:1

Expiring

2014	$187,364
2016	81,480,187
2017	566,789,505
2018	915,944,693

Total	$1,564,401,749

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,833,143,129, of which $260,671,387 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends
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and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$7,418,132,626 [1]

Gross unrealized appreciation	$199,970,195
Gross unrealized depreciation	(2,609,216,855)

Net unrealized depreciation	$(2,409,246,660)

1.	The Federal tax cost of securities does not include cost of $1,355,912,115, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	51,181
Accumulated Liability as of January 31, 2011	383,668
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class A
Sold	94,011,187	$654,665,925	209,042,076	$1,465,949,717
Dividends and/or distributions reinvested	14,785,276	102,915,498	29,246,361	205,900,651
Redeemed	(177,546,295)	(1,212,168,541)	(166,765,161)	(1,177,223,174)

Net increase (decrease)	(68,749,832)	$(454,587,118)	71,523,276	$494,627,194

Class B
Sold	2,240,788	$15,857,656	5,485,401	$38,430,223
Dividends and/or distributions reinvested	576,947	4,026,962	1,263,984	8,912,474
Redeemed	(7,216,161)	(50,634,707)	(11,188,074)	(78,894,090)

Net decrease	(4,398,426)	$(30,750,089)	(4,438,689)	$(31,551,393)

Class C
Sold	22,197,391	$156,156,921	62,594,267	$437,703,229
Dividends and/or distributions reinvested	4,915,195	34,122,132	9,267,697	65,121,755
Redeemed	(50,177,097)	(340,523,964)	(43,494,478)	(305,822,181)

Net increase (decrease)	(23,064,511)	$(150,244,911)	28,367,486	$197,002,803

Class Y
Sold	189,621	$1,252,537	—	$—
Dividends and/or distributions reinvested	589	3,785	—	—
Redeemed	(22,395)	(146,112)	—	—

Net increase	167,815	$1,110,210	—	$—

1.	For the six months ended January 31, 2011, for Class A, B and C shares, and for the period from November 29, 2010 (inception of offering) to January 31, 2011, for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$467,104,072	$1,403,833,124
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $10 billion	0.35
Over $11 billion	0.34
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $2,024,656 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in
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connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$13,933,881
Class C	35,593,883
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$808,525	$120,577	$291,813	$139,671
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2011, the Manager reimbursed the Fund $44,083 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended January 31, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class Y	$10
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Restricted Securities
As of January 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the
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six months ended January 31, 2011 equal 0.12% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2705%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$65,077,717
Average Daily Interest Rate	0.335%
Fees Paid	$1,922,379
Interest Paid	$93,062
7. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction,
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Reverse Repurchase Agreements Continued
the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
8. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named
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in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
9. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load high yield municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load high yield municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
●	Applications or other forms

●	When you create a user ID and password for online account access

●	When you enroll in eDocs Direct, our electronic document delivery service

●	Your transactions with us, our affiliates or others

●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

●	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
95 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRIVACY POLICY NOTICE Continued
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 03/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 03/11/2011